UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-2538

                           Touchstone Investment Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 221 East Fourth Street, Cincinnati, Ohio 45202
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

        Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
        ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000

Date of fiscal year end:      9/30/04

Date of reporting period:  3/31/04

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                      March 31, 2004 (Unaudited)

[TOUCHSTONE INVESTMENTS LOGO]



                               Semi-Annual Report



Touchstone Core Bond Fund

Touchstone High Yield Fund

Touchstone Institutional U.S. Government Money Market Fund

Touchstone Intermediate Term U.S. Government Bond Fund

Touchstone Money Market Fund

Touchstone U.S. Government Money Market Fund


         Research  o  Design  o  Select  o  Monitor


                   Income  o  Total Return

TABLE OF CONTENTS
================================================================================

                                                                            Page
--------------------------------------------------------------------------------
Statements of Assets and Liabilities                                           3
--------------------------------------------------------------------------------
Statements of Operations                                                       6
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                            8
--------------------------------------------------------------------------------
Financial Highlights                                                          11
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 24
--------------------------------------------------------------------------------
Portfolios of Investments:
--------------------------------------------------------------------------------
        Core Bond Fund                                                        34
--------------------------------------------------------------------------------
        High Yield Fund                                                       36
--------------------------------------------------------------------------------
        Institutional U.S. Government Money Market Fund                       40
--------------------------------------------------------------------------------
        Intermediate Term U.S. Government Bond Fund                           42
--------------------------------------------------------------------------------
        Money Market Fund                                                     44
--------------------------------------------------------------------------------
        U.S. Government Money Market Fund                                     48
--------------------------------------------------------------------------------
Notes to Portfolios of Investments                                            50
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

====================================================================================================
                                                                             CORE           HIGH
                                                                             BOND           YIELD
                                                                             FUND           FUND
----------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   At cost ...........................................................   $ 44,759,842   $ 87,385,963
                                                                         ===========================
   At market value - including $3,264,295 of securities
      loaned for the High Yield Fund .................................   $ 45,541,857   $ 92,841,239
Cash .................................................................            689            513
Dividends and interest receivable ....................................        312,281      1,975,732
Securities lending income ............................................             --          1,108
Receivable for capital shares sold ...................................         12,259        453,121
Receivable for securities sold .......................................             --        215,000
Other assets .........................................................         11,923         21,054
                                                                         ---------------------------
TOTAL ASSETS .........................................................     45,879,009     95,507,767
                                                                         ---------------------------
LIABILITIES
Dividends payable ....................................................          4,168        145,938
Payable for securities loaned ........................................             --      3,409,365
Payable for securities purchased .....................................      2,041,875      1,297,500
Payable for capital shares redeemed ..................................         62,600        583,169
Payable to Adviser ...................................................         15,352         45,451
Payable to affiliates ................................................         13,302         10,192
Other accrued expenses and liabilities ...............................         17,360         39,876
                                                                         ---------------------------
TOTAL LIABILITIES ....................................................      2,154,657      5,531,491
                                                                         ---------------------------
NET ASSETS ...........................................................   $ 43,724,352   $ 89,976,276
                                                                         ===========================
NET ASSETS CONSIST OF:
Paid-in capital ......................................................   $ 42,577,368   $ 84,847,404
Undistibuted net investment income ...................................        105,150             --
Accumulated net realized gains (losses) from security transactions ...        259,819       (326,404)
Net unrealized appreciation on investments ...........................        782,015      5,455,276
                                                                         ---------------------------
NET ASSETS ...........................................................   $ 43,724,352   $ 89,976,276
                                                                         ===========================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ............................   $ 41,085,493   $ 64,906,022
                                                                         ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...............................      4,040,891      6,606,749
                                                                         ===========================
Net asset value and redemption price per share .......................   $      10.17   $       9.82
                                                                         ===========================
Maximum offering price per share .....................................   $      10.68   $      10.31
                                                                         ===========================
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ............................   $  1,159,038   $  8,956,778
                                                                         ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...............................        120,457        913,125
                                                                         ===========================
Net asset value, offering price and redemption price per share* ......   $       9.62   $       9.81
                                                                         ===========================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ............................   $  1,479,821   $ 16,113,476
                                                                         ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...............................        153,521      1,641,099
                                                                         ===========================
Net asset value, offering price and redemption price per share* ......   $       9.64   $       9.82
                                                                         ===========================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

=====================================================================================================
                                                                         INSTITUTIONAL   INTERMEDIATE
                                                                        U.S. GOVERNMENT    TERM U.S.
                                                                             MONEY        GOVERNMENT
                                                                          MARKET  FUND    BOND FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost ..........................   $ 41,080,353   $ 25,497,800
   Repurchase agreements .............................................     19,626,000             --
                                                                         ---------------------------
Total investment securities, at amortized cost .......................   $ 60,706,353   $ 25,497,800
Investment securities at market value ................................   $ 60,706,353   $ 26,072,167
Cash .................................................................            869            110
Interest receivable ..................................................        499,314        169,570
Receivable for capital shares sold ...................................             --          1,575
Other assets .........................................................          2,122         20,021
                                                                         ---------------------------
TOTAL ASSETS .........................................................     61,208,658     26,263,443
                                                                         ---------------------------
LIABILITIES
Dividends payable ....................................................            992         14,393
Payable for securities purchased .....................................      1,200,320             --
Payable for capital shares redeemed ..................................             --        133,154
Payable to Adviser ...................................................          2,184          5,198
Payable to affiliates ................................................          4,286         11,349
Other accrued expenses and liabilities ...............................         15,982         21,300
                                                                         ---------------------------
TOTAL LIABILITIES ....................................................      1,223,764        185,394
                                                                         ---------------------------
NET ASSETS ...........................................................   $ 59,984,894   $ 26,078,049
                                                                         ===========================
NET ASSETS CONSIST OF:
Paid-in capital ......................................................   $ 59,979,581   $ 26,651,701
Accumulated net investment income ....................................          5,107        (54,703)
Accumulated net realized gains (losses) from security transactions ...            206     (1,093,316)
Net unrealized appreciation on investments ...........................             --        574,367
                                                                         ---------------------------
NET ASSETS ...........................................................   $ 59,984,894   $ 26,078,049
                                                                         ===========================
PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ............................   $ 59,984,894   $ 23,052,597
                                                                         ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...............................     59,993,195      2,055,036
                                                                         ===========================
Net asset value and redemption price per share .......................   $       1.00   $      11.22
                                                                         ===========================
Maximum offering price per share .....................................   $       1.00   $      11.78
                                                                         ===========================
PRICING OF CLASS B SHARES
Net assets attributable to Class B shares ............................   $         --   $  1,737,690
                                                                         ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...............................             --        154,845
                                                                         ===========================
Net asset value, offering price and redemption price per share* ......   $         --   $      11.22
                                                                         ===========================
PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ............................   $         --   $  1,287,762
                                                                         ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ...............................             --        114,869
                                                                         ===========================
Net asset value, offering price and redemption price per share* ......   $         --   $      11.21
                                                                         ===========================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

==================================================================================================
                                                                          MONEY    U.S. GOVERNMENT
                                                                         MARKET      MONEY MARKET
                                                                          FUND           FUND
--------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
   Investment securities, at amortized cost .......................   $197,195,107   $ 48,202,887
   Repurchase agreements ..........................................      2,960,000     13,444,000
                                                                      ---------------------------
Total investment securities .......................................   $200,155,107   $ 61,646,887
Cash ..............................................................            689      1,000,849
Interest receivable ...............................................        690,889        546,431
Other assets ......................................................         19,244          6,517
                                                                      ---------------------------
TOTAL ASSETS ......................................................    200,865,929     63,200,684
                                                                      ---------------------------

LIABILITIES
Dividends payable .................................................          5,688             79
Payable for securities purchased ..................................     10,364,740      1,000,000
Payable to Adviser ................................................         70,769         25,822
Payable to affiliates .............................................         35,244         20,276
Other accrued expenses and liabilities ............................         79,876         38,326
                                                                      ---------------------------
TOTAL LIABILITIES .................................................     10,556,317      1,084,503
                                                                      ---------------------------

NET ASSETS ........................................................   $190,309,612   $ 62,116,181
                                                                      ===========================
NET ASSETS CONSIST OF:
Paid-in capital ...................................................   $190,279,439   $ 62,115,842
Accumulated net realized gains from security transactions .........         30,173            339
                                                                      ---------------------------

NET ASSETS ........................................................   $190,309,612   $ 62,116,181
                                                                      ===========================

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares .........................   $ 94,705,323   $ 62,116,181
                                                                      ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ............................     94,722,624     62,115,844
                                                                      ===========================
Net asset value and redemption price per share ....................   $       1.00   $       1.00
                                                                      ===========================

PRICING OF CLASS S SHARES
Net assets attributable to Class S shares .........................   $ 95,604,289   $         --
                                                                      ===========================
Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) ............................     95,588,575             --
                                                                      ===========================
Net asset value, offering price and redemption price per share* ...   $       1.00   $         --
                                                                      ===========================

* Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

============================================================================================
                                                     CORE          HIGH    INSTITUTIONAL U.S.
                                                     BOND          YIELD    GOVERNMENT MONEY
                                                     FUND          FUND       MARKET  FUND
--------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends ....................................   $        --    $    11,125    $        --
Income from securities loaned ................           213          6,927             --
Interest .....................................       939,193      3,524,927        337,997
                                                 -----------------------------------------
TOTAL INVESTMENT INCOME ......................       939,406      3,542,979        337,997
                                                 =========================================

EXPENSES
Investment advisory fees .....................       110,324        249,877         59,181
Distribution expenses, Class A ...............        72,309        105,902         30,414
Distribution expenses, Class B ...............         5,889         41,697             --
Distribution expenses, Class C ...............         8,162         72,187             --
Transfer agent fees, Class A .................        13,196         12,799         22,121
Transfer agent fees, Class B .................         6,000          6,000             --
Transfer agent fees, Class C .................         6,000          6,001             --
Accounting services fees .....................        19,500         22,500         14,500
Sponsor fees .................................        44,130         83,293             --
Custodian fees ...............................         8,379          7,068         17,089
Registration fees ............................            27              1          1,617
Registration fees, Class A ...................         3,854          6,117             --
Registration fees, Class B ...................         3,450          3,402             --
Registration fees, Class C ...................         4,161          5,124             --
Reports to shareholders ......................         1,555          1,501          1,501
Professional fees ............................         7,543          7,150          9,750
Postage and supplies .........................        14,730         13,330         10,131
Trustees' fees and expenses ..................         5,190          4,125          4,200
Administration fees ..........................        12,135         22,905          5,913
Other expenses ...............................         3,405          5,124            918
                                                 -----------------------------------------
TOTAL EXPENSES ...............................       349,939        676,103        177,335
Sponsor fees waived ..........................       (44,130)       (83,293)            --
Fees waived and/or expenses reimbursed
   by the Adviser ............................       (97,013)       (70,105)       (59,134)
                                                 -----------------------------------------
NET EXPENSES .................................       208,796        522,705        118,201
                                                 -----------------------------------------

NET INVESTMENT INCOME ........................       730,610      3,020,274        219,796
                                                 -----------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains (losses) from
   security transactions .....................       259,818       (144,947)           206
Net change in unrealized appreciation/
   depreciation on investments ...............        27,318      2,196,144             --
                                                 -----------------------------------------
NET REALIZED AND UNREALIZED GAINS
   ON INVESTMENTS ............................       287,136      2,051,197            206
                                                 -----------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...   $ 1,017,746    $ 5,071,471    $   220,002
                                                 =========================================

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

===========================================================================================
                                                 INTERMEDIATE
                                                   TERM U.S.       MONEY    U.S. GOVERNMENT
                                                  GOVERNMENT      MARKET      MONEY MARKET
                                                  BOND FUND        FUND           FUND
-------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest income ..............................   $   520,742    $ 1,456,865    $   382,390
                                                 -----------------------------------------
EXPENSES
Investment advisory fees .....................        68,239        460,389        167,402
Distribution expenses, Class A ...............        42,656        175,001        121,997
Distribution expenses, Class B ...............         7,471             --             --
Distribution expenses, Class C ...............         7,132             --             --
Distribution expenses, Class S ...............            --        315,478             --
Transfer agent fees, Class A .................        19,193         91,063         47,187
Transfer agent fees, Class B .................         6,000             --             --
Transfer agent fees, Class C .................         6,000             --             --
Transfer agent fees, Class S .................            --          6,000             --
Accounting services fees .....................        19,500         24,250         15,000
Custodian fees ...............................         7,928         28,602         19,651
Registration fees ............................            --          1,164          5,302
Registration fees, Class A ...................         3,826          7,420             --
Registration fees, Class B ...................         2,768             --             --
Registration fees, Class C ...................         6,200             --             --
Registration fees, Class S ...................            --          9,012             --
Reports to shareholders ......................         1,749          5,000          2,000
Professional fees ............................         9,988         12,001         10,501
Postage and supplies .........................        19,313         64,128         39,422
Trustees' fees and expenses ..................         4,151          4,200          4,200
Administration fees ..........................         7,506         53,625         18,948
Other expenses ...............................         1,682          2,006          1,100
                                                 -----------------------------------------
TOTAL EXPENSES ...............................       241,302      1,259,339        452,710
Fees waived and/or expenses reimbursed
   by the Adviser ............................       (93,908)      (231,130)      (126,186)
                                                 -----------------------------------------
NET EXPENSES .................................       147,394      1,028,209        326,524
                                                 -----------------------------------------

NET INVESTMENT INCOME ........................       373,348        428,656         55,866
                                                 -----------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS
Net realized gains from
   security transactions .....................        73,211             --            340
Net change in unrealized appreciation/
   depreciation on investments ...............       (29,953)            --             --
                                                 -----------------------------------------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS ............................       (43,258)            --            340
                                                 -----------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ...   $   416,606    $   428,656    $    56,206
                                                 =========================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

==========================================================================================================
                                                       CORE BOND FUND                HIGH YIELD FUND
----------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                      SIX MONTHS
                                                  ENDED            YEAR           ENDED            YEAR
                                                 MARCH 31,        ENDED          MARCH 31,        ENDED
                                                  2004           SEPT. 30,        2004           SEPT. 30,
                                               (UNAUDITED)         2003        (UNAUDITED)         2003
----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .....................   $    730,610    $  1,469,219    $  3,020,274    $  4,268,734
Net realized gains (losses) from
        security transactions .............        259,818         905,134        (144,947)        690,151
Net change in unrealized appreciation/
        depreciation on investments .......         27,318        (506,504)      2,196,144       4,799,308
                                              ------------------------------------------------------------
NET INCREASE IN NET ASSETS
        FROM OPERATIONS ...................      1,017,746       1,867,849       5,071,471       9,758,193
                                              ------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .......       (767,795)     (1,406,450)     (2,247,808)     (3,512,499)
From net investment income, Class B .......        (19,003)        (34,962)       (281,251)       (333,287)
From net investment income, Class C .......        (25,777)        (61,192)       (491,215)       (422,948)
From net realized gains, Class A ..........       (633,931)       (188,385)       (477,592)             --
From net realized gains, Class B ..........        (19,580)         (5,663)        (66,230)             --
From net realized gains, Class C ..........        (26,394)        (10,251)       (115,823)             --
                                              ------------------------------------------------------------
DECREASE IN NET ASSETS FROM
        DISTRIBUTIONS TO SHAREHOLDERS .....     (1,492,480)     (1,706,903)     (3,679,919)     (4,268,734)
                                              ------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .................      1,621,320      16,173,716      11,698,154      33,540,101
Reinvested distributions ..................      1,378,686       1,543,154       2,232,920       2,981,352
Payments for shares redeemed ..............     (3,265,680)    (18,620,394)     (2,871,707)    (12,963,634)
                                              ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        FROM CLASS A SHARE TRANSACTIONS ...       (265,674)       (903,524)     11,059,367      23,557,819
                                              ------------------------------------------------------------
CLASS B
Proceeds from shares sold .................        294,065         524,775       1,979,197       5,724,598
Reinvested distributions ..................         25,812          26,568          89,115          79,836
Payments for shares redeemed ..............       (364,683)       (495,495)       (630,261)       (651,647)
                                              ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        FROM CLASS B  SHARE TRANSACTIONS ..        (44,806)         55,848       1,438,051       5,152,787
                                              ------------------------------------------------------------
CLASS C
Proceeds from shares sold .................        210,913       3,110,798       5,585,949      12,494,307
Reinvested distributions ..................         42,170          52,131         250,964         159,139
Payments for shares redeemed ..............       (621,720)     (3,711,919)     (1,030,235)     (2,957,788)
                                              ------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        FROM CLASS C TRANSACTIONS .........       (368,637)       (548,990)      4,806,678       9,695,658
                                              ------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...     (1,153,851)     (1,235,720)     18,695,648      43,895,723

NET ASSETS
Beginning of period .......................     44,878,203      46,113,923      71,280,628      27,384,905
                                              ------------------------------------------------------------
End of period .............................   $ 43,724,352    $ 44,878,203    $ 89,976,276    $ 71,280,628
                                              ============================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================
                                                      INSTITUTIONAL U.S.                INTERMEDIATE TERM
                                                       GOVERNMENT MONEY                  U.S. GOVERNMENT
                                                         MARKET FUND                        BOND FUND
---------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                         SIX MONTHS
                                                  ENDED              YEAR            ENDED             YEAR
                                                MARCH 31,           ENDED          MARCH 31,          ENDED
                                                   2004           SEPT. 30,           2004          SEPT. 30,
                                               (UNAUDITED)           2003         (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .....................   $     219,796    $     521,075    $     373,348    $     943,510
Net realized gains  from
        security transactions .............             206           24,143           73,211          600,986
Net change in unrealized appreciation/
        depreciation on investments .......              --               --          (29,953)        (480,773)
                                              ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
        FROM OPERATIONS ...................         220,002          545,218          416,606        1,063,723
                                              ----------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .......        (214,689)        (521,075)        (396,466)      (1,010,023)
From net investment income, Class B .......              --               --          (17,642)         (41,205)
From net investment income, Class C .......              --               --          (16,574)         (42,412)
From net realized gains, Class A ..........         (23,541)              --               --               --
From net realized gains, Class B ..........              --               --               --               --
From net realized gains, Class C ..........              --               --               --               --
                                              ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
        DISTRIBUTIONS TO SHAREHOLDERS .....        (238,230)        (521,075)        (430,682)      (1,093,640)
                                              ----------------------------------------------------------------

CAPITAL CONTRIBUTION ......................              --               --               --          150,130
                                              ----------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .................      83,709,154      121,227,440          762,830       44,464,763
Reinvested distributions ..................         231,521          500,314          325,847          840,842
Payments for shares redeemed ..............     (75,273,802)    (125,453,427)      (3,766,292)     (52,683,778)
                                              ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        FROM CLASS A SHARE TRANSACTIONS ...       8,666,873       (3,725,673)      (2,677,615)      (7,378,173)
                                              ----------------------------------------------------------------
CLASS B
Proceeds from shares sold .................              --               --          616,995        1,609,675
Reinvested distributions ..................              --               --           12,973           31,936
Payments for shares redeemed ..............              --               --         (461,143)      (1,250,687)
                                              ----------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CLASS B
        SHARE TRANSACTIONS ................              --               --          168,825          390,924
                                              ----------------------------------------------------------------
CLASS C
Proceeds from shares sold .................              --               --          381,455        1,561,113
Reinvested distributions ..................              --               --            9,789           23,857
Payments for shares redeemed ..............              --               --         (661,033)      (1,355,216)
                                              ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
        FROM CLASS C TRANSACTIONS .........              --               --         (269,789)         229,754
                                              ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...       8,648,645       (3,701,530)      (2,792,655)      (6,637,282)

NET ASSETS
Beginning of period .......................      51,336,249       55,037,779       28,870,704       35,507,986
                                              ----------------------------------------------------------------
End of period .............................   $  59,984,894    $  51,336,249    $  26,078,049    $  28,870,704
                                              ================================================================

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================================================
                                                           MONEY                         U.S. GOVERNMENT
                                                          MARKET                          MONEY MARKET
                                                           FUND                                FUND
---------------------------------------------------------------------------------------------------------------
                                                SIX MONTHS                         SIX MONTHS
                                                  ENDED              YEAR            ENDED             YEAR
                                                MARCH 31,           ENDED          MARCH 31,          ENDED
                                                   2004           SEPT. 30,           2004          SEPT. 30,
                                               (UNAUDITED)           2003         (UNAUDITED)          2003
---------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income .....................   $     428,656    $   1,549,586    $      55,866    $     371,923
Net realized gains from
   security transactions ..................              --           33,505              340            7,587
                                              ----------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS ........................         428,656        1,583,091           56,206          379,510
                                              ----------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income, Class A .......        (285,882)      (1,261,158)         (55,866)        (371,923)
From net investment income, Class S .......        (142,774)        (288,428)              --               --
From net realized gains, Class A ..........              --               --           (5,950)              --
                                              ----------------------------------------------------------------
DECREASE IN NET ASSETS FROM
   DISTRIBUTIONS TO SHAREHOLDERS ..........        (428,656)      (1,549,586)         (61,816)        (371,923)
                                              ----------------------------------------------------------------

FROM CAPITAL SHARE TRANSACTIONS
CLASS A
Proceeds from shares sold .................      79,882,657      306,018,407       34,519,580      144,247,987
Reinvested distributions ..................         275,543        1,227,698           61,169          368,578
Payments for shares redeemed ..............    (107,626,175)    (299,222,415)     (45,872,743)    (153,542,826)
                                              ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS A SHARE TRANSACTIONS ........     (27,467,975)       8,023,690      (11,291,994)      (8,926,261)
                                              ----------------------------------------------------------------

CLASS S
Proceeds from shares sold .................      78,073,690      184,394,906               --               --
Reinvested distributions ..................         142,775          288,418               --               --
Payments for shares redeemed ..............     (90,987,638)     (76,323,576)              --               --
                                              ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CLASS S SHARE TRANSACTIONS ........     (12,771,173)     108,359,748               --               --
                                              ----------------------------------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ...     (40,239,148)     116,416,943      (11,297,604)      (8,918,674)
                                              ----------------------------------------------------------------

NET ASSETS
Beginning of period .......................     230,548,760      114,131,817       73,413,785       82,332,459
                                              ----------------------------------------------------------------
End of period .............................   $ 190,309,612    $ 230,548,760    $  62,116,181    $  73,413,785
                                              ================================================================

See accompanying notes to financial statements.

CORE BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                   SIX MONTHS                                                 NINE
                                     ENDED           YEAR          YEAR         YEAR         MONTHS            YEAR          YEAR
                                   MARCH 31,        ENDED         ENDED        ENDED          ENDED           ENDED         ENDED
                                      2004        SEPT. 30,     SEPT. 30,    SEPT. 30,      SEPT. 30,        DEC. 31,      DEC. 31,
                                  (UNAUDITED)        2003          2002         2001         2000(A)           1999          1998
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at
   beginning of period ........  $    10.28      $   10.23     $   10.04     $    9.50     $     9.47      $    10.39    $    10.22
                                 --------------------------------------------------------------------------------------------------
Income (loss) from
   investment operations:
      Net investment income ...        0.19           0.34          0.44          0.53           0.48            0.59          0.55
      Net realized and
         unrealized gains
         (losses) on
         investments ..........        0.05           0.09          0.21          0.54           0.03           (0.76)         0.30
                                 --------------------------------------------------------------------------------------------------
Total from investment
   operations .................        0.24           0.43          0.65          1.07           0.51           (0.17)         0.85
                                 --------------------------------------------------------------------------------------------------

Less distributions:
   Dividends from net
      investment income .......       (0.19)         (0.34)        (0.46)        (0.53)         (0.48)          (0.68)        (0.57)
   Distributions from net
      realized gains ..........       (0.16)         (0.04)           --            --             --              --         (0.11)
   Return of capital ..........          --             --            --            --             --           (0.07)           --
                                 --------------------------------------------------------------------------------------------------
Total distributions ...........       (0.35)         (0.38)        (0.46)        (0.53)         (0.48)          (0.75)        (0.68)
                                 --------------------------------------------------------------------------------------------------

Net asset value at
   end of period ..............  $    10.17      $   10.28     $   10.23     $   10.04     $     9.50      $     9.47    $    10.39
                                 ==================================================================================================

Total return(B) ...............       2.36%(C)       4.31%         6.66%        11.61%          5.50%(C)       (1.68%)        8.56%
                                 ==================================================================================================

Net assets at end
   of period (000's) ..........  $   41,085      $  41,787     $  42,530     $  39,683     $   22,086      $    4,310    $    4,924
                                 ==================================================================================================

Ratio of net expenses to
   average net assets .........       0.90%(D)       0.90%         0.90%         0.90%          0.90%(D)        0.90%         0.90%

Ratio of net investment
   income to average net
   assets .....................       3.36%(D)       3.22%         4.37%         5.41%          6.16%(D)        5.92%         5.68%

Portfolio turnover rate .......        132%(D)        263%          205%           93%           126%(D)          57%          170%

(A) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS B
FINANCIAL HIGHLIGHTS

====================================================================================================
                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED            YEAR           YEAR         YEAR
                                               MARCH 31,         ENDED          ENDED        ENDED
                                                  2004         SEPT. 30,      SEPT. 30,    SEPT. 30,
                                              (UNAUDITED)         2003           2002       2001(A)
----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ....   $    9.75        $    9.73     $    9.59     $    9.33
                                              ------------------------------------------------------
Income from investment operations:
   Net investment income ..................        0.16             0.24          0.39          0.18
   Net realized and unrealized gains
      on investments ......................        0.03             0.09          0.16          0.26
                                              ------------------------------------------------------
Total from investment operations ..........        0.19             0.33          0.55          0.44
                                              ------------------------------------------------------

Less distributions:
   Dividends from net investment income ...       (0.16)           (0.27)        (0.41)        (0.18)
   Distributions from net realized gains ..       (0.16)           (0.04)           --            --
                                              ------------------------------------------------------
Total distributions .......................       (0.32)           (0.31)        (0.41)        (0.18)
                                              ------------------------------------------------------

Net asset value at end of period ..........   $    9.62        $    9.75     $    9.73     $    9.59
                                              ======================================================

Total return(B) ...........................       1.92%(C)         3.49%         5.89%         4.78%(C)
                                              ======================================================

Net assets at end of period (000's) .......   $   1,159        $   1,220     $   1,163     $      30
                                              ======================================================

Ratio of net expenses to average net assets       1.65%(D)         1.65%         1.65%         1.60%(D)

Ratio of net investment income
   to average net assets ..................       2.61%(D)         2.46%         3.64%         4.29%(D)

Portfolio turnover rate ...................        132%(D)          263%          205%           93%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

CORE BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS

================================================================================================================================
                                                                   PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS                                                   NINE
                                               ENDED            YEAR          YEAR          YEAR         MONTHS          YEAR
                                             MARCH 31,         ENDED         ENDED         ENDED          ENDED         ENDED
                                                2004         SEPT. 30,     SEPT. 30,     SEPT. 30,      SEPT. 30,      DEC. 31,
                                            (UNAUDITED)         2003          2002          2001         2000(B)        1999(A)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $    9.76        $    9.74     $    9.59     $    9.07     $    9.15      $   10.08
                                            -----------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income (loss) .........        0.15             0.24          0.37          0.45          0.37           0.51
   Net realized and unrealized gains
      (losses) on investments ...........        0.04             0.09          0.17          0.53         (0.03)         (0.75)
                                            -----------------------------------------------------------------------------------
Total from investment operations ........        0.19             0.33          0.54          0.98          0.34          (0.24)
                                            -----------------------------------------------------------------------------------

Less distributions:
   Dividends from net investment
      income ............................       (0.15)           (0.27)        (0.39)        (0.46)        (0.42)         (0.62)
   Distributions from net realized gains        (0.16)           (0.04)           --            --            --             --
   Return of capital ....................          --               --            --            --            --          (0.07)
                                            -----------------------------------------------------------------------------------
Total distributions .....................       (0.31)           (0.31)        (0.39)        (0.46)        (0.42)         (0.69)
                                            -----------------------------------------------------------------------------------

Net asset value at end of period ........   $    9.64        $    9.76     $    9.74     $    9.59     $    9.07      $    9.15
                                            ===================================================================================

Total return(C) .........................       2.01%(D)         3.47%         5.82%        11.10%         3.87%(D)      (2.41%)
                                            ===================================================================================

Net assets at end of period (000's) .....   $   1,480        $   1,871     $   2,421     $   1,522     $     992      $     998
                                            ===================================================================================

Ratio of net expenses to
   average net assets ...................       1.65%(E)         1.65%         1.65%         1.65%         1.65%(E)       1.65%

Ratio of net investment income to
   average net assets ...................       2.61%(E)         2.49%         3.70%         4.73%         5.41%(E)       5.18%

Portfolio turnover rate .................        132%(E)          263%          205%           93%          126%(E)        120%

(A) Represents the period from commencement of operations (January 1, 1999) through December 31, 1999.

(B) Effective after the close of business on September 30, 2000, the Fund changed its fiscal year-end to September 30.

(C)   Total returns shown exclude the effect of applicable sales loads.

(D)   Not annualized.

(E)   Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================
                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED              YEAR           YEAR           YEAR        PERIOD
                                             MARCH 31,           ENDED          ENDED          ENDED         ENDED
                                                2004           SEPT. 30,      SEPT. 30,      SEPT. 30,     SEPT. 30,
                                            (UNAUDITED)           2003           2002           2001        2000(A)
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $     9.64        $     8.59     $     9.07     $    10.09    $    10.00
                                            ------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.36              0.75           0.72           0.90          0.33
   Net realized and unrealized gains
      (losses) on investments ...........         0.26              1.04          (0.47)         (1.01)         0.09
                                            ------------------------------------------------------------------------
Total from investment operations ........         0.62              1.79           0.25          (0.11)         0.42
                                            ------------------------------------------------------------------------

Less distributions:
   Dividends from net
      investment income .................        (0.36)            (0.74)         (0.72)         (0.90)        (0.33)
   Distributions from net
      realized gains ....................        (0.08)               --          (0.01)         (0.01)           --
                                            ------------------------------------------------------------------------
Total distributions .....................        (0.44)            (0.74)         (0.73)         (0.91)        (0.33)
                                            ------------------------------------------------------------------------

Net asset value at end of period ........   $     9.82        $     9.64     $     8.59     $     9.07    $    10.09
                                            ========================================================================

Total return(B) .........................        6.55%(C)         21.60%          2.50%         (1.34%)        4.20%(C)
                                            ========================================================================

Net assets at end of period (000's) .....   $   64,906        $   52,822     $   24,609     $    7,991    $    7,327
                                            ========================================================================

Ratio of net expenses to
   average net assets ...................        1.05%(D)          1.05%          1.05%          1.05%         1.04%(D)

Ratio of net investment income to
   average net assets ...................        7.46%(D)          8.17%          7.79%          9.20%         7.77%(D)

Portfolio turnover rate .................          28%(D)            64%            53%            67%           13%(D)

(A) Represents the period from commencement of operations (May 1, 2000) through September 30, 2000.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS B
FINANCIAL HIGHLIGHTS

============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED            YEAR          YEAR         YEAR
                                                    MARCH 31,         ENDED         ENDED         ENDED
                                                       2004         SEPT. 30,     SEPT. 30,     SEPT. 30,
                                                   (UNAUDITED)         2003          2002        2001(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $    9.63        $    8.59     $    9.08     $    9.85
                                                  ----------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ......................        0.33             0.68          0.66          0.35
   Net realized and unrealized gains (losses)
       on investments .........................        0.26             1.04         (0.48)        (0.76)
                                                  ----------------------------------------------------------
Total from investment operations ..............        0.59             1.72          0.18         (0.41)
                                                  ----------------------------------------------------------

Less distributions:
   Dividends from net investment income .......       (0.33)           (0.68)        (0.66)        (0.35)
   Distributions from net realized gains ......       (0.08)              --         (0.01)        (0.01)
                                                  ----------------------------------------------------------
Total distributions ...........................       (0.41)           (0.68)        (0.67)        (0.36)
                                                  ----------------------------------------------------------

Net asset value at end of period ..............   $    9.81        $    9.63     $    8.59     $    9.08
                                                  ==========================================================

Total return(B) ...............................       6.17%(C)        20.67%         1.80%        (4.38%)(C)
                                                  ==========================================================

Net assets at end of period (000's) ...........   $   8,957        $   7,384     $   1,854     $      75
                                                  ==========================================================

Ratio of net expenses to average net assets ...       1.80%(D)         1.80%         1.80%         1.78%(D)

Ratio of net investment income to
   average net assets .........................       6.71%(D)         7.31%         6.93%         8.34%(D)

Portfolio turnover rate .......................         28%(D)           64%           53%           67%(D)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

HIGH YIELD FUND - CLASS C
FINANCIAL HIGHLIGHTS

===================================================================================================================
                                                      PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
-------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED              YEAR           YEAR           YEAR        PERIOD
                                             MARCH 31,           ENDED          ENDED          ENDED         ENDED
                                                2003           SEPT. 30,      SEPT. 30,      SEPT. 30,     SEPT. 30,
                                            (UNAUDITED)           2003           2002           2001        2000(A)
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..   $     9.64        $     8.60     $     9.09    $    10.11    $    10.00
                                            -----------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income ................         0.33              0.68           0.66          0.83          0.27
   Net realized and unrealized gains
      (losses) on investments ...........         0.26              1.04          (0.48)        (1.01)         0.15
                                            -----------------------------------------------------------------------
Total from investment operations ........         0.59              1.72           0.18         (0.18)         0.42
                                            -----------------------------------------------------------------------

Less distributions:
   Dividends from net
      investment income .................        (0.33)            (0.68)         (0.66)        (0.83)        (0.27)
   Distributions from net
      realized gains ....................        (0.08)               --          (0.01)        (0.01)        (0.04)
                                            -----------------------------------------------------------------------
Total distributions .....................        (0.41)            (0.68)         (0.67)        (0.84)        (0.31)
                                            -----------------------------------------------------------------------

Net asset value at end of period ........   $     9.82        $     9.64     $     8.60    $     9.09    $    10.11
                                            =======================================================================

Total return(B) .........................        6.17%(C)         20.70%          1.74%        (2.03%         4.21%(C)
                                            =======================================================================

Net assets at end of period (000's) .....   $   16,113        $   11,075     $      922    $       72    $       12
                                            =======================================================================

Ratio of net expenses to
   average net assets ...................        1.80%(D)          1.80%          1.80%         1.80%         1.80%(D)

Ratio of net investment income to
   average net assets ...................        6.70%(D)          7.23%          6.96%         8.37%         7.91%(D)

Portfolio turnover rate .................          28%(D)            64%            53%           67%           13%(D)

(A) Represents the period from commencement of operations (May 23, 2000) through September 30, 2000.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                             MARCH 31,                              YEAR ENDED SEPTEMBER 30,
                                                2004         ---------------------------------------------------------------------
                                            (UNAUDITED)         2003           2002           2001           2000         1999
----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...  $    1.000       $    1.000     $    1.000     $    1.000    $    1.000    $    1.000
                                            -------------------------------------------------------------------------------------

Net investment income ....................       0.004            0.011          0.018          0.049         0.057         0.047
                                            -------------------------------------------------------------------------------------

Net realized gains (losses)
   on investments ........................       0.000(A)         0.000(A)      (0.000)(A)         --            --            --
                                            -------------------------------------------------------------------------------------

Dividends from net investment income .....      (0.004)          (0.011)        (0.018)        (0.049)       (0.057)       (0.047)
                                            -------------------------------------------------------------------------------------

Net asset value at end of period .........  $    1.000       $    1.000     $    1.000     $    1.000    $    1.000    $    1.000
                                            =====================================================================================

Total return .............................       0.81%(B)         1.05%          1.81%          5.02%         5.83%         4.78%
                                            =====================================================================================

Net assets at end of period (000's) ......  $   59,985       $   51,336     $   55,038     $   80,081    $   58,306    $   49,848
                                            =====================================================================================

Ratio of net expenses to
   average net assets ....................       0.40%(B)         0.40%          0.40%          0.40%         0.40%         0.40%(C)

Ratio of net investment income to
   average net assets ....................       0.74%(B)         1.07%          1.83%          4.90%         5.73%         4.68%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

(C) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 0.47% for the year ended September 30, 1999.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND - CLASS A
FINANCIAL HIGHLIGHTS

====================================================================================================================================
                                                                       PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                               MARCH 31,                               YEAR ENDED SEPTEMBER 30,
                                                  2004         ---------------------------------------------------------------------
                                              (UNAUDITED)         2003             2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...   $    11.22        $   11.18        $   10.92     $   10.27     $   10.34     $   11.15
                                             --------------------------------------------------------------------------------------

Income (loss) from investment operations:
   Net investment income .................         0.18             0.30             0.46          0.55          0.59          0.60
   Net realized and unrealized gains
      (losses) on investments ............         0.00             0.04             0.26          0.65         (0.07)        (0.81)
                                             --------------------------------------------------------------------------------------
Total from investment operations .........         0.18             0.34             0.72          1.20          0.52         (0.21)
                                             --------------------------------------------------------------------------------------

Dividends from net investment income .....        (0.18)           (0.36)           (0.46)        (0.55)        (0.59)        (0.60)
                                             --------------------------------------------------------------------------------------

Capital contribution .....................           --             0.06               --            --            --            --
                                             --------------------------------------------------------------------------------------

Net asset value at end of period .........   $    11.22        $   11.22        $   11.18     $   10.92     $   10.27     $   10.34
                                             ======================================================================================

Total return(A) ..........................        1.64%(C)         3.64%(B)         6.83%        11.94%         5.29%        (1.93%)
                                             ======================================================================================

Net assets at end of period (000's) ......   $   23,053        $  25,741        $  33,011     $  33,118     $  35,896     $  45,060
                                             ======================================================================================

Ratio of net expenses to
   average net assets ....................        0.99%(D)         0.99%            0.99%         0.99%         0.99%         0.99%

Ratio of net investment income to
   average net assets ....................        2.83%(D)         2.80%            4.22%         5.19%         5.87%         5.59%

Portfolio turnover rate ..................          43%(D)          132%             156%           53%           27%           58%

(A)   Total returns shown exclude the effect of applicable sales loads.

(B) Total return would have been 3.10% without the capital contribution made by the Adviser and affiliates.

(C)   Not annualized.

(D)   Annualized.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND - CLASS B
FINANCIAL HIGHLIGHTS

============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED              YEAR            YEAR         PERIOD
                                                  MARCH 31,           ENDED           ENDED          ENDED
                                                     2004           SEPT. 30,       SEPT. 30,      SEPT. 30,
                                                 (UNAUDITED)           2003            2002         2001(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $   11.22        $   11.18        $   10.92     $   10.59
                                                  ---------------------------------------------------------

Income from investment operations:
   Net investment income ......................        0.13             0.22             0.37          0.19
   Net realized and unrealized gains
      on investments ..........................        0.00             0.03             0.26          0.33
Total from investment operations ..............        0.13             0.25             0.63          0.52
                                                  ---------------------------------------------------------
Dividends from net investment income ..........       (0.13)           (0.27)           (0.37)        (0.19)
                                                  ---------------------------------------------------------

Capital contribution ..........................          --             0.06               --            --
                                                  ---------------------------------------------------------

Net asset value at end of period ..............   $   11.22        $   11.22        $   11.18     $   10.92
                                                  =========================================================

Total return(B) ...............................       1.19%(C)         2.78%(D)         5.97%         4.96%(C)
                                                  =========================================================

Net assets at end of period (000's) ...........   $   1,738        $   1,571        $   1,171     $      20
                                                  =========================================================

Ratio of net expenses to average net assets ...       1.83%(E)         1.83%            1.83%         1.83%(E)

Ratio of net investment income to
   average net assets .........................       2.00%(E)         1.93%            3.14%         4.02%(E)

Portfolio turnover rate .......................         43%(E)          132%             156%           53%(E)

(A) Represents the period from commencement of operations (May 1, 2001) through September 30, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D) Total return would have been 2.27% without the capital contribution made by the Adviser and affiliates.

(E)   Annualized.

See accompanying notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND - CLASS C
FINANCIAL HIGHLIGHTS

============================================================================================================
                                               PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED              YEAR             YEAR         PERIOD
                                                 MARCH 31,           ENDED            ENDED          ENDED
                                                    2004           SEPT. 30,        SEPT. 30,      SEPT. 30,
                                                (UNAUDITED)           2003             2002         2001(A)
------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ........   $   11.21        $   11.17        $   10.91     $   10.65
                                                  ---------------------------------------------------------

Income from investment operations:
   Net investment income ......................        0.13             0.20             0.37          0.29
   Net realized and unrealized gains
      on investments ..........................        0.00             0.04             0.26          0.26
                                                  ---------------------------------------------------------
Total from investment operations ..............        0.13             0.24             0.63          0.55
                                                  ---------------------------------------------------------

Dividends from net investment income ..........       (0.13)           (0.26)           (0.37)        (0.29)
                                                  ---------------------------------------------------------

Capital contribution ..........................          --             0.06               --            --
                                                  ---------------------------------------------------------

Net asset value at end of period ..............   $   11.21        $   11.21        $   11.17     $   10.91
                                                  =========================================================

Total return(B) ...............................       1.17%(C)         2.75%(D)         5.93%         5.29%(C)
                                                  =========================================================

Net assets at end of period (000's) ...........   $   1,288        $   1,558        $   1,325     $     160
                                                  =========================================================

Ratio of net expenses to average net assets ...       1.85%(E)         1.85%            1.85%         1.85%(E)

Ratio of net investment income to
   average net assets .........................       1.97%(E)         1.90%            3.24%         4.14%(E)

Portfolio turnover rate .......................         43%(E)          132%             156%           53%(E)

(A) Represents the period from commencement of operations (March 6, 2001) through September 30, 2001.

(B)   Total returns shown exclude the effect of applicable sales loads.

(C)   Not annualized.

(D) Total return would have been 2.23% without the capital contribution made by the Adviser and affiliates.

(E)   Annualized.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS A
FINANCIAL HIGHLIGHTS

==================================================================================================================================
                                                                     PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED
                                              MARCH 31,                               YEAR ENDED SEPTEMBER 30,
                                                 2004       --------------------------------------------------------------------
                                             (UNAUDITED)       2003             2002          2001          2000          1999
--------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...  $    1.000      $    1.000      $    1.000      $    1.000   $    1.000   $    1.000
                                            ------------------------------------------------------------------------------------

Net investment income ....................       0.003           0.010           0.020           0.048        0.056        0.046
                                            ------------------------------------------------------------------------------------

Net realized gains on investments ........       0.000(A)        0.000(A)        0.000(A)           --           --           --
                                            ------------------------------------------------------------------------------------

Dividends from net investment income .....      (0.003)         (0.010)         (0.020)         (0.048)      (0.056)      (0.046)
                                            ------------------------------------------------------------------------------------

Net asset value at end of period .........  $    1.000      $    1.000      $    1.000      $    1.000   $    1.000   $    1.000
                                            ====================================================================================

Total return .............................       0.57%(B)        0.98%           2.05%           4.91%        5.79%        4.74%
                                            ====================================================================================

Net assets at end of period (000's) ......  $   94,705      $  122,173      $  114,132      $   84,452   $   42,935   $   23,198
                                            ====================================================================================

Ratio of net expenses to
   average net assets ....................       0.85%(B)        0.76%           0.65%           0.65%        0.65%        0.65%(C)

Ratio of net investment income
   to average net assets .................       0.57%(B)        0.96%           1.96%           4.60%        5.75%        4.63%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

(C) Absent voluntary fee waivers, the ratio of expenses to average net assets would have been 1.11% for the year ended September 30, 1999.

See accompanying notes to financial statements.

MONEY MARKET FUND - CLASS S
FINANCIAL HIGHLIGHTS

==========================================================================================
                             PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------
                                                              SIX MONTHS
                                                                ENDED            PERIOD
                                                              MARCH 31,           ENDED
                                                                 2004           SEPT. 30,
                                                             (UNAUDITED)         2003(A)
------------------------------------------------------------------------------------------
Net asset value at beginning of period ....................  $    1.000      $    1.000
                                                             --------------------------

Net investment income .....................................       0.001           0.003
                                                             --------------------------

Dividends from net investment income ......................      (0.001)         (0.003)
                                                             --------------------------

Net asset value at end of period ..........................  $    1.000      $    1.000
                                                             ==========================

Total return(B) ...........................................       0.27%           0.40%
                                                             ==========================

Net assets at end of period (000's) .......................  $   95,604      $  108,375
                                                             ==========================

Ratio of net expenses to average net assets(B) ............       1.15%           1.15%

Ratio of net investment income to average net assets(B) ...       0.27%           0.40%

(A) Represents the period from commencement of operations (February 3, 2003) through September 30, 2003.

(B)   Annualized.

See accompanying notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

=================================================================================================================================
                                                                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                 ENDED
                                               MARCH 31,                               YEAR ENDED SEPTEMBER 30,
                                                  2004         ------------------------------------------------------------------
                                              (UNAUDITED)         2003           2002           2001         2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ...  $      1.000      $    1.000     $    1.000     $    1.000   $    1.000   $    1.000
                                            ------------------------------------------------------------------------------------

Net investment income ....................         0.001           0.004          0.010          0.041        0.049        0.040
                                            ------------------------------------------------------------------------------------

Net realized gains on investments ........         0.000(A)        0.000(A)       0.000(A)          --           --           --
                                            ------------------------------------------------------------------------------------

Dividends from net investment income .....        (0.001)         (0.004)        (0.010)        (0.041)      (0.049)      (0.040)
                                            ------------------------------------------------------------------------------------

Net asset value at end of period .........  $      1.000      $    1.000     $    1.000     $    1.000   $    1.000   $    1.000
                                            ====================================================================================

Total return .............................         0.18%(B)        0.44%          1.03%          4.18%        5.02%        4.02%
                                            ====================================================================================

Net assets at end of period(000's) .......  $     62,116      $   73,414     $   82,332     $   64,951   $   79,870   $  110,060
                                            ====================================================================================

Ratio of net expenses to
   average net assets ....................         0.95%(B)        0.95%          0.95%          0.95%        0.95%        0.95%

Ratio of net investment income to
   average net assets ....................         0.16%(B)        0.45%          1.02%          4.23%        4.86%        3.95%

(A)   Amount rounds to less than $0.0005.

(B)   Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2004 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Core Bond Fund, High Yield Fund, Institutional U.S. Government Money Market Fund, Intermediate Term U.S. Government Bond Fund, Money Market Fund, and U.S. Government Money Market Fund, (individually, a Fund, and collectively, the Funds) are each a series of Touchstone Investment Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 (the Act) as an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated December 7, 1980. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund.

On November 20, 2003, the Board of Trustees approved an Agreement and Plan of Reorganization between the Intermediate Term U.S. Government Bond Fund and the Core Bond Fund whereby the Intermediate Term U.S. Government Bond Fund would transfer to the Core Bond Fund all of its assets, subject to all of its liabilities, in exchange for shares of the Core Bond Fund subject to shareholder approval.

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital, by investing primarily in bonds (at least 80% of assets). The Fund expects to have an average effective maturity of between 5 and 15 years. The Fund invests at least 65% of total assets in investment grade securities. Capital appreciation is a secondary goal.

The High Yield Fund seeks to achieve a high level of income as its main goal. The Fund invests primarily in non-investment grade debt securities (at least 80% of assets). The Fund expects to have an average maturity of between 6 and 10 years, but it may vary between 4 and 12 years. Capital appreciation is a secondary consideration.

The Institutional U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Treasury or agencies of the U.S. Government, including mortgage-related U.S. Government securities.

The Intermediate Term U.S. Government Bond Fund seeks high current income, consistent with the protection of capital, by investing primarily in U.S. Government bonds (at least 80% of assets), including mortgage-related U.S. Government securities. The dollar-weighted average maturity of the Fund's portfolio normally will be between 3 and 10 years. To the extent consistent with the Fund's primary goal, capital appreciation is a secondary goal.

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal. The Fund invests in high-quality money market instruments.

The U.S. Government Money Market Fund seeks high current income, consistent with the protection of capital, by investing primarily (at least 80% of assets) in securities issued by the U.S. Government, or its agencies, including mortgage-related U.S. Government securities.

The Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are each authorized to offer three classes of shares: Class A shares (sold subject to a maximum 4.75% front-end sales load and a distribution fee of up to 0.35% of average daily net assets), Class B shares (sold subject to a maximum contingent deferred sales load of 5.00% for a one-year period and incrementally reduced over time and a distribution fee of up to 1.00% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1.00% for a one-year period and a distribution fee of up to 1.00% of average daily net assets). Each Class A, Class B and Class C share of a Fund represents identical interests in the Fund's investment portfolio and has the

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

same rights, except that (i) Class B and Class C shares bear the expenses of higher distribution fees, which is expected to cause Class B and Class C shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

The Money Market Fund offers two classes of shares: Class A shares (sold subject to a distribution fee of up to 0.35% of average daily net assets of Class A shares) and Class S shares (sold subject to a distribution fee of up to 1.00% of average daily net assets of Class S shares). The current maximum distribution fee for Class S shares is limited to 0.60% of average daily net assets of Class S shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds' significant accounting policies:

Securities valuation - Investment securities in the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund are valued on the amortized cost basis, which approximates market value. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Investment securities in the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures approved by and under the general supervision of the Board of Trustees.

Portfolio Securities Loaned - As of March 31, 2004, the High Yield Fund had loaned corporate bonds having a fair value of approximately $3,264,295 and had received collateral valued at $3,409,365 for the loan. All collateral is received, held and administered by the Fund's Custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

The High Yield Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements - Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Dollar Roll Transactions - The Core Bond Fund and the Intermediate Term U.S. Government Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

upon price and date. The securities repurchased will bear the same interest or similar as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold.

Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them.

Share valuation - The net asset value per share of each class of shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The net asset value per share of the Institutional U.S. Government Money Market Fund and U.S. Government Money Market Fund is calculated daily by dividing the total value of a Fund's assets, less liabilities, by the number of shares outstanding.

The offering price per share of the Institutional U.S. Government Money Market Fund, Money Market Fund and U.S. Government Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund is equal to the net asset value per share.

The redemption price per share of a Fund, or of each class of shares of a Fund, is equal to the net asset value per share. However, redemptions of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund are subject to a contingent deferred sales load of 5.00% (incrementally reduced over time) and 1.00%, respectively, of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income - Interest income is accrued as earned. Discounts and premiums on securities purchased are recorded on an accrual basis.

Distributions to shareholders - Dividends arising from net investment income are distributed daily and paid on the last business day of each month to shareholders of each Fund, except for Core Bond Fund and High Yield Fund which are distributed and paid monthly. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Allocations - Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionately among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions - Security transactions are accounted for on the trade date. Securities sold are determined on a specific identification basis.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended September 30, 2003 and 2002 was as follows:

-------------------------------------------------------------------------------------------------------------
                                                                                           INSTITUTIONAL
                                                                                          U.S. GOVERNMENT
                                          CORE BOND              HIGH YIELD                MONEY MARKET
                                            FUND                    FUND                       FUND
-------------------------------------------------------------------------------------------------------------
                                      2003        2002         2003         2002         2003         2002
-------------------------------------------------------------------------------------------------------------
From ordinary income ...........  $1,502,604   $1,939,347   $4,268,734   $  953,918   $  521,075   $1,117,578
From long-term capital gains ...     204,299           --           --           --           --           --
                                  ---------------------------------------------------------------------------
                                  $1,706,903   $1,939,347   $4,268,734   $  953,918   $  521,075   $1,117,578
                                  ---------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                     INTERMEDIATE TERM                                    U.S. GOVERNMENT
                                      U.S. GOVERNMENT             MONEY MARKET              MONEY MARKET
                                         BOND FUND                    FUND                      FUND
-------------------------------------------------------------------------------------------------------------
                                      2003        2002         2003         2002         2003         2002
-------------------------------------------------------------------------------------------------------------
From ordinary income ...........  $1,093,640   $1,404,277   $1,549,586   $1,750,681   $  371,923   $  718,444
                                  ---------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

The following information is computed on a tax basis for each item as of September 30, 2003:

------------------------------------------------------------------------------------------
                                                                         INTERMEDIATE TERM
                                          CORE BOND         HIGH YIELD    U.S. GOVERNMENT
                                             FUND              FUND          BOND FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments .......   $  43,696,367    $  66,169,205    $  32,545,936
Gross unrealized appreciation .......         848,720        3,911,859          634,430
Gross unrealized depreciation .......        (108,666)        (652,727)         (30,201)
                                        -----------------------------------------------
Net unrealized appreciation .........         740,054        3,259,132          604,229
                                        ===============================================
Capital loss carryforward ...........              --               --       (1,166,436)
                                        ===============================================
Undistributed ordinary income .......         365,330          796,744           14,137
                                        ===============================================
Undistributed long-term gains .......         519,709               --               --
                                        ===============================================
Post-October losses .................              --         (180,927)              --
                                        ===============================================
Other temporary differences .........          (3,375)        (137,629)         (11,506)
                                        ===============================================
   Accumulated earnings (deficit) ...   $   1,621,718    $   3,737,320    $    (559,576)
                                        ===============================================
------------------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles.

------------------------------------------------------------------------------------------
                                         INSTITUTIONAL
                                        U.S. GOVERNMENT                    U.S. GOVERNMENT
                                         MONEY MARKET     MONEY MARKET      MONEY MARKET
                                              FUND            FUND              FUND
------------------------------------------------------------------------------------------
Cost of portfolio investments .......   $  51,016,496    $ 230,375,671    $  72,984,389
                                        ===============================================
Undistributed ordinary income .......          24,551           30,419            6,050
                                        ===============================================
Other temporary differences .........          (1,010)            (246)            (101)
                                        ===============================================
   Accumulated earnings .............   $      23,541    $      30,173    $       5,949
                                        ===============================================
------------------------------------------------------------------------------------------

As of March 31, 2004, the Funds had the following capital loss carryforwards for federal income tax purposes.

--------------------------------------------------------------------------------
                                                                 EXPIRES
FUND                                         AMOUNT            SEPTEMBER 30
--------------------------------------------------------------------------------
Intermediate Term U.S. Government
   Bond Fund ............................  $  814,739             2004
                                              221,155             2005
                                                8,095             2006
                                              122,447             2009
--------------------------------------------------------------------------------

In addition, the High Yield Fund elected to defer until its subsequent tax year $180,927 of capital losses incurred after October 31, 2002. These capital loss carryforwards and "post-October" losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the six months ended March 31, 2004:

--------------------------------------------------------------------------------
                                                                    INTERMEDIATE
                                           CORE          HIGH         TERM U.S.
                                           BOND          YIELD       GOVERNMENT
                                           FUND          FUND        BOND FUND
--------------------------------------------------------------------------------
Purchases of investment securities ...  $26,927,897   $28,064,804   $ 5,539,526
                                        ---------------------------------------
Proceeds from sales and maturities
   of investment securities ..........  $27,255,977   $11,061,111   $ 9,992,183
                                        ---------------------------------------
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the Adviser), the Trust's investment adviser, Touchstone Securities, Inc. (the Underwriter), the Trust's principal underwriter, and Integrated Fund Services, Inc. (Integrated), the Trust's administrator, transfer agent and accounting services agent. The Adviser, Underwriter and Integrated are each a wholly-owned indirect subsidiary of The Western and Southern Life Insurance Company.

MANAGEMENT AGREEMENT

The Adviser provides general investment supervisory services for the Funds, under the terms of a Management Agreement. Under the Management Agreement, the Core Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its average daily net assets up to $100 million; 0.45% of such net assets from $100 million to $200 million; 0.40% of such net assets from $200 million to $300 million; and 0.35% of such net assets in excess of $300 million. The High Yield Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.60% of its average daily net assets up to $100 million; 0.55% of such net assets from $100 million to $200 million; 0.50% of such net assets from $200 million to $300 million; and 0.45% of such net assets in excess of $300 million. The Institutional U.S. Government Money Market Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.20% of its average daily net assets. The Intermediate Term U.S. Government Bond Fund, Money Market Fund and U.S. Government Money Market Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.50% of its respective average daily net assets up to $50 million; 0.45% of such net assets from $50 million to $150 million; 0.40% of such net assets from $150 million to $250 million; and 0.375% of such net assets in excess of $250 million.

The Adviser has entered into an agreement to contractually limit operating expenses of certain Funds. The maximum operating expense limit in any year with respect to a Fund is based on a percentage of the average daily net assets of the Fund. The Adviser has agreed to waive advisory fees and/or reimburse expenses in order to limit total annual fund operating expenses as follows:
Institutional U.S. Government Money Market Fund - 0.40%; Intermediate Term U.S. Government Bond Fund - 0.99% for Class A shares, 1.83% for Class B shares and 1.85% for Class C shares; Money Market Fund - 0.85% for Class A shares and 1.15% for Class S shares; U.S. Government Money Market Fund - 0.95%. These expense limitations will remain in effect through at least September 30, 2004.

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

Pursuant to a Sponsor Agreement, between the Adviser and the Trust, the Adviser has agreed to waive its fees and reimburse expenses in order to limit certain Fund's total annual fund operating expenses as follows: Core Bond Fund - 0.90% for Class A shares, 1.65% for Class B and Class C shares; High Yield Fund - 1.05% for Class A shares, 1.80% for Class B and Class C shares. The fee waivers and expense limitations will remain in effect through at least September 30, 2004.

ADMINISTRATION AGREEMENT

Under the terms of an Administration Agreement, Integrated supplies executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities and materials for meetings of the Board of Trustees. For these services, Integrated receives a monthly fee from each Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and Integrated, Integrated maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Integrated receives a monthly fee per shareholder account from each Fund subject to a minimum monthly fee for each Fund or for each class of shares of a Fund, as applicable. In addition, each Fund pays Integrated out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT

Under the terms of the Accounting Services Agreement between the Trust and Integrated, Integrated calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, Integrated receives a monthly fee, based on current net asset levels from each Fund. In addition, each Fund pays Integrated certain out-of-pocket expenses incurred by Integrated in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned $3,685, $17,100 and $1,538 from underwriting and broker commissions on the sale of shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively, for the six months ended March 31, 2004. In addition, the Underwriter collected $5,241, $23,306, and $4,837 of contingent deferred sales loads on the redemption of Class B and Class C shares of the Core Bond Fund, High Yield Fund and Intermediate Term U.S. Government Bond Fund, respectively.

PLANS OF DISTRIBUTION

The Trust has adopted a Plan of Distribution for each Fund under which each Fund may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. Class A shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Money Market Fund may each pay an annual fee of up to 0.35% of its average daily net assets that are attributable to Class A shares. Class B and Class C shares of the Core Bond Fund, High Yield Fund, Intermediate Term U.S. Government Bond Fund and Class S shares of the Money Market Fund may each pay an annual fee of up to 1.00% of its average daily net assets that are attributable to Class B, Class C and Class S shares. However, the current 12b-1 fees for Class S shares of the Money Market Fund are limited to an annual fee of up

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

to 0.60% of average daily net assets that are attributable to Class S shares. The plan allows the Institutional U.S. Government Money Market Fund to pay an annual fee of up to 0.10% of its average daily net assets and U.S. Government Money Market Fund to pay an annual fee up to 0.35% of its average daily net assets for the sale and distribution of shares.

SPONSOR AGREEMENT

The Trust, on behalf of the Core Bond Fund and High Yield Fund, has entered into a Sponsor Agreement with the Adviser. The Adviser provides oversight of the various service providers to the Core Bond Fund and High Yield Fund, including the administrator and custodian. The Adviser receives a fee from the Core Bond Fund and High Yield Fund equal on an annual basis to 0.20% of the average daily net assets of the respective Fund. The Adviser has agreed to waive all fees until September 30, 2004, as needed to maintain each Fund's expenses at a set level.

5. CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold and payments for shares redeemed as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the years shown:

--------------------------------------------------------------------------------
                                                             CORE BOND FUND
                                                                 CLASS A
--------------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED         YEAR
                                                         MARCH 31,      ENDED
                                                           2004        SEPT. 30,
                                                       (UNAUDITED)       2003
--------------------------------------------------------------------------------
Shares sold ........................................      159,612     1,575,887
Shares reinvested ..................................      136,632       151,070
Shares redeemed ....................................     (321,797)   (1,818,024)
                                                      --------------------------
Net decrease in shares outstanding .................      (25,553)      (91,067)
Shares outstanding, beginning of period ............    4,066,444     4,157,511
                                                      --------------------------
Shares outstanding, end of period ..................    4,040,891     4,066,444
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
                                                 CORE BOND FUND         CORE BOND FUND
                                                     CLASS B                CLASS C
-------------------------------------------------------------------------------------------
                                              SIX MONTHS             SIX MONTHS
                                                ENDED        YEAR       ENDED        YEAR
                                               MARCH 31,    ENDED      MARCH 31,     ENDED
                                                2004      SEPT. 30,      2004      SEPT. 30,
                                             (UNAUDITED)     2003    (UNAUDITED)     2003
-------------------------------------------------------------------------------------------
Shares sold ...............................     30,591      53,840      22,026     317,428
Shares reinvested .........................      2,703       2,743       4,405       5,368
Shares redeemed ...........................    (37,943)    (51,013)    (64,583)   (379,828)
                                              --------------------------------------------
Net increase (decrease) in
   shares outstanding .....................     (4,649)      5,570     (38,152)    (57,032)
Shares outstanding, beginning of period ...    125,106     119,536     191,673     248,705
                                              --------------------------------------------
Shares outstanding, end of period .........    120,457     125,106     153,521     191,673
-------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

---------------------------------------------------------------------------------------------------
                                                      HIGH YIELD                  HIGH YIELD
                                                          FUND                       FUND
                                                        CLASS A                     CLASS B
---------------------------------------------------------------------------------------------------
                                              SIX MONTHS                   SIX MONTHS
                                                ENDED           YEAR          ENDED         YEAR
                                               MARCH 31,       ENDED         MARCH 31,      ENDED
                                                2004         SEPT. 30,         2004       SEPT. 30,
                                             (UNAUDITED)        2003       (UNAUDITED)      2003
---------------------------------------------------------------------------------------------------
Shares sold ...............................    1,193,285     3,645,176       201,582       611,839
Shares reinvested .........................      228,173       321,656         9,125         8,540
Shares redeemed ...........................     (291,724)   (1,355,561)      (64,239)      (69,563)
                                             -----------------------------------------------------
Net increase in shares outstanding ........    1,129,734     2,611,271       146,468       550,816
Shares outstanding, beginning of period ...    5,477,015     2,865,744       766,657       215,841
                                             -----------------------------------------------------
Shares outstanding, end of period .........    6,606,749     5,477,015       913,125       766,657
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                               HIGH YIELD
                                                                  FUND
                                                                CLASS C
--------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                           ENDED         YEAR
                                                         MARCH 31,       ENDED
                                                           2004        SEPT. 30,
                                                        (UNAUDITED)      2003
--------------------------------------------------------------------------------
Shares sold ........................................      571,485     1,338,864
Shares reinvested ..................................       25,666        16,844
Shares redeemed ....................................     (104,749)     (314,167)
                                                       ------------------------
Net increase in shares outstanding .................      492,402     1,041,541
Shares outstanding, beginning of period ............    1,148,697       107,156
                                                       ------------------------
Shares outstanding, end of period ..................    1,641,099     1,148,697
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                INTERMEDIATE TERM U.S.      INTERMEDIATE TERM U.S.
                                                 GOVERNMENT BOND FUND        GOVERNMENT BOND FUND
                                                      CLASS A                       CLASS B
---------------------------------------------------------------------------------------------------
                                              SIX MONTHS                   SIX MONTHS
                                                ENDED           YEAR          ENDED         YEAR
                                               MARCH 31,       ENDED         MARCH 31,      ENDED
                                                2004         SEPT. 30,         2004       SEPT. 30,
                                             (UNAUDITED)        2003       (UNAUDITED)      2003
---------------------------------------------------------------------------------------------------
Shares sold ...............................       68,403     3,966,050        55,072       144,316
Shares reinvested .........................       29,243        75,230         1,164         2,856
Shares redeemed ...........................     (337,428)   (4,699,679)      (41,422)     (111,926)
                                             -----------------------------------------------------
Net increase (decrease) in shares
   outstanding ............................     (239,782)     (658,399)       14,814        35,246
Shares outstanding, beginning of period ...    2,294,818     2,953,217       140,031       104,785
                                             -----------------------------------------------------
Shares outstanding, end of period .........    2,055,036     2,294,818       154,845       140,031
---------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
================================================================================

--------------------------------------------------------------------------------
                                                         INTERMEDIATE TERM U.S.
                                                          GOVERNMENT BOND FUND
                                                                 CLASS C
--------------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED        YEAR
                                                           MARCH 31,     ENDED
                                                             2004      SEPT. 30,
                                                         (UNAUDITED)     2003
--------------------------------------------------------------------------------
Shares sold ............................................    34,256      139,917
Shares reinvested ......................................       879        2,136
Shares redeemed ........................................   (59,314)    (121,670)
                                                          ---------------------
Net increase (decrease) in shares outstanding ..........   (24,179)      20,383
Shares outstanding, beginning of period ................   139,048      118,665
                                                          ---------------------
Shares outstanding, end of period ......................   114,869      139,048
--------------------------------------------------------------------------------


6. PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to its portfolio securities is available without charge upon request by calling toll free 1-800-543-0407 or on the Securities and Exchange Commission's website @ http:\www.sec.gov.

7. COMMITMENTS AND CONTINGENCIES

Commitments and contingencies - In the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

CORE BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     INVESTMENT SECURITIES - 104.2%                                    VALUE
----------------------------------------------------------------------------------------
              CORPORATE BONDS - 38.9%
$    66,000   Kaiser Found Hospital, 9.550%, 07/15/05 ....................  $     71,728
    550,000   Washington Mutual, Inc., 2.400%, 11/03/05 ..................       554,460
    575,000   British Telecom PLC, 7.875%, 12/15/05 ......................       630,371
    440,000   PG&E Corp., 1.810%, 04/03/06 ...............................       440,191
    475,000   Nisource Finance Corp., 3.200%, 11/01/06 ...................       486,345
    670,000   Household Finance Corp., 5.750%, 01/30/07 ..................       729,721
    450,000   National Rural Utilities, 6.500%, 03/01/07 .................       500,478
    535,000   Safeway, Inc., 4.800%, 07/16/07 ............................       566,397
    450,000   Duke Realty Corp., 7.375%, 08/01/07 ........................       517,105
    485,000   General Motors Accept. Corp., 6.125%, 08/28/07 .............       522,693
    525,000   DaimlerChrysler NA Hldg., 4.750%, 01/15/08 .................       547,403
    600,000   Pemex Project FDG Master Trust, 6.125%, 08/15/08 ...........       647,400
    250,000   Ford Motor Credit Co., 5.625%, 10/01/08 ....................       258,031
    430,000   U.S. Bank NA, 5.700%, 12/15/08 .............................       475,650
  2,500,000   Dow Jones TRAC-X High Yield Series 2, 144a, 7.375%, 03/25/09     2,528,126
    450,000   Bank of New York Co., Inc., 7.300%, 12/01/09 ...............       537,503
    455,000   Wal-Mart Stores, 4.125%, 02/15/11 ..........................       462,002
    525,000   France Telecom, 9.000%, 03/01/11 ...........................       641,186
    575,000   Alcoa, Inc., 6.000%, 01/15/12 ..............................       647,184
    525,000   General Mills, Inc., 6.000%, 02/15/12 ......................       579,787
    575,000   Cox Comm., Inc., 4.625%, 06/01/13 ..........................       561,340
    580,000   Goldman Sachs Group, Inc., 4.750%, 07/15/13 ................       579,937
    500,000   Tyco Intl. Group, 144a, 6.000%, 11/15/13 ...................       527,214
    600,000   Southern Pwr. Co., 4.875%, 07/15/15 ........................       592,075
    150,000   Deere & Co., 8.950%, 06/15/19 ..............................       187,582
    485,000   General Electric Capital Corp., 6.750%, 03/15/32 ...........       560,256
    540,000   Conocophillips, 5.900%, 10/15/32 ...........................       559,789
    515,000   Oncor Electric Delivery, 7.250%, 01/15/33 ..................       606,075
    495,000   Goldman Sachs Capital, 6.345%, 02/15/34 ....................       508,941
                                                                            ------------
              TOTAL CORPORATE BONDS ......................................  $ 17,026,970
                                                                            ------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.2%
$ 1,005,000   FHLMC, 2.125%, 11/15/05 ....................................  $  1,014,120
    595,000   FNMA, 5.000%, 01/15/07 .....................................       640,540
  1,300,000   FHLB, 2.625%, 02/16/07 .....................................     1,309,957
    635,000   FHLMC, 3.875%, 01/12/09 ....................................       646,662
    495,000   FNMA, 6.250%, 02/01/11 .....................................       563,200
  1,150,000   FHLMC, 5.125%, 11/07/13 ....................................     1,174,695
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...................  $  5,349,174
                                                                            ------------
              MORTGAGE-BACKED SECURITIES - 43.2%
$ 2,747,203   FNMA, 5.000%, 11/01/17 .....................................   $ 2,826,493
    392,743   FNMA, 6.000%, 11/01/17 .....................................       413,950
    534,015   FNMA, 5.000%, 12/01/17 .....................................       549,428
    198,169   FNMA, 4.500%, 01/01/18 .....................................       200,887
    542,616   FNMA, 5.500%, 01/01/18 .....................................       565,890
    616,927   FNMA, 4.500%, 06/01/18 .....................................       625,387

CORE BOND FUND
(CONTINUED)

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     INVESTMENT SECURITIES - 104.2%                                    VALUE
----------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES - 43.2% (CONTINUED)
$    77,395   GNMA, 9.000%, 08/15/19 .....................................  $     86,839
    123,748   GNMA, 4.750%, 09/20/24 .....................................       126,852
    239,562   GNMA, 4.000%, 10/17/29 .....................................       241,626
    144,930   FHLMC, 7.000%, 05/01/30 ....................................       155,149
    119,724   FNMA, 8.000%, 05/01/30 .....................................       129,605
     47,202   GNMA, 8.000%, 07/15/30 .....................................        51,594
    589,095   FNMA, 7.500%, 01/01/31 .....................................       631,447
    144,912   FNMA, 6.500%, 06/01/31 .....................................       152,717
    898,121   FNMA, 6.500%, 07/01/31 .....................................       946,499
    814,674   FNMA, 6.500%, 06/01/32 .....................................       864,013
    264,358   FNMA, 6.500%, 08/01/32 .....................................       277,740
    594,762   FNMA, 6.500%, 09/01/32 .....................................       624,869
    147,763   FNMA, 6.500%, 09/01/32 .....................................       155,242
    194,610   FNMA TBA, 5.000%, 04/01/33 .................................       195,523
    176,566   Home Equity Mortgage Trust, 4.300%, 04/25/33 ...............       177,492
  1,191,952   FHLMC, 5.500%, 05/01/33 ....................................     1,222,497
    233,134   FHLMC, 5.500%, 05/01/33 ....................................       239,109
    712,213   FNMA, 5.000%, 06/01/33 .....................................       716,300
  1,079,005   FNMA, 5.500%, 07/01/33 .....................................     1,106,144
    915,264   FNMA, 5.500%, 08/01/33 .....................................       938,285
    194,807   FHLMC, 5.000%, 08/01/33 ....................................       195,925
    778,315   FNMA, 5.500%, 10/01/33 .....................................       797,892
  1,779,291   FNMA TBA, 6.000%, 04/01/34 .................................     1,851,018
  1,084,892   FNMA, 5.000%, 04/01/34 .....................................     1,090,786
    660,000   Banc of America Commercial Mortgage, Inc., 4.648%,
              09/11/36 ...................................................       679,236
                                                                            ------------
              TOTAL MORTGAGE-BACKED SECURITIES ...........................  $ 18,836,434
                                                                            ------------
              U.S. TREASURY OBLIGATIONS - 3.2%
$   475,000   U.S. Treasury Notes, 4.375%, 05/15/07 ......................  $    508,102
    870,000   U.S. Treasury Notes, 4.000%, 02/15/14 ......................       881,419
                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS ............................  $  1,389,521
                                                                            ------------
              COMMERCIAL PAPER - 4.7%
$ 2,050,000   Giro Multi-Funding Corp., 04/15/04 .........................  $  2,049,179
                                                                             -----------

========================================================================================
                                                                                MARKET
   SHARES                                                                       VALUE
----------------------------------------------------------------------------------------
              CASH EQUIVALENTS - 2.0%
    890,579   Merrill Lynch Premier Money Market - Institutional .........  $    890,579
                                                                            ------------

              TOTAL INVESTMENT SECURITIES - 104.2%
              (Amortized Cost $44,759,842) ...............................  $ 45,541,857

              LIABILITIES IN EXCESS OF OTHER ASSETS - (4.2%) .............    (1,817,505)
                                                                            ------------

              NET ASSETS - 100.0% ........................................  $ 43,724,352
                                                                            ============

See accompanying notes to portfolios of investments and notes to financial statements.

HIGH YIELD FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

========================================================================================
                                                                                MARKET
   SHARES     INVESTMENT SECURITIES - 103.2%                                    VALUE
----------------------------------------------------------------------------------------
              PREFERRED STOCK - 0.2%
      2,000   CSC Holdings, Inc.                                            $    208,800
                                                                            ------------

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     CORPORATE BONDS - 96.9%                                           VALUE
----------------------------------------------------------------------------------------
$   100,000   Kaufman & Broad Home Corp., 7.750%, 10/15/04 ...............  $    102,375
  1,000,000   Revlon Consumer Products, 12.000%, 12/01/05 ................     1,085,000
  1,184,801   American Airline, 9.710%, 01/02/07 .........................     1,135,300
    200,000   Lyondell Chemical Co., 9.875%, 05/01/07 ....................       207,500
    150,000   Grant Prideco, Inc., 144a, 9.625%, 12/01/07 ................       169,500
    200,000   CSC Holdings, Inc., 7.875%, 12/15/07 .......................       215,000
  1,100,000   Courtyard by Marriott II, 10.750%, 02/01/08 ................     1,102,750
    100,000   BRL Universal Equipment, 8.875%, 02/15/08 ..................       108,000
    100,000   Manor Care, Inc., 8.000%, 03/01/08 .........................       114,375
    200,000   Sequa Corp., 8.875%, 04/01/08 ..............................       222,500
  1,000,000   Interface, Inc., 7.300%, 04/01/08 ..........................       990,000
    250,000   Tesoro Petroleum Corp., 8.000%, 04/15/08 ...................       271,875
  1,000,000   Finlay Fine Jewelry Corp., 8.375%, 05/01/08 ................     1,027,500
    100,000   Semco Energy, Inc., 7.125%, 05/15/08 .......................       105,000
    200,000   Avista Corp., 9.750%, 06/01/08 .............................       241,000
    400,000   Marsulex, Inc., 9.625%, 07/01/08 ...........................       411,000
    200,000   Stewart Enterprises, 10.750%, 07/01/08 .....................       225,000
    250,000   Equistar Chemical Funding, 144a, 10.125%, 09/01/08 .........       268,750
     57,000   Allied Waste North America, 7.875%, 01/01/09 ...............        59,280
    760,000   Longview Fibre Co., 10.000%, 01/15/09 ......................       824,600
     45,000   Integrated Electric Services, 9.375%, 02/01/09 .............        47,138
  1,040,000   SBA Comm. Corp., 10.250%, 02/01/09 .........................     1,024,400
    750,000   Chiquita Brands Intl., 10.560%, 03/15/09 ...................       828,750
  2,500,000   Dow Jones TRAC-X High Yield Series 2, 144a, 7.375%, 03/25/09     2,528,124
    700,000   Beverly Enterprises, Inc., 144a, 9.625%, 04/15/09 ..........       799,750
  1,900,000   Block Comm., Inc., 9.250%, 04/15/09 ........................     2,023,499
    200,000   Susquehanna Media Co., 8.500%, 05/15/09 ....................       209,500
     19,000   AES Corp., 9.500%, 06/01/09 ................................        20,615
    125,000   Schuler Homes, 9.375%, 07/15/09 ............................       140,000
    384,000   CSC Holdings, Inc., 8.125%, 07/15/09 .......................       412,800
    100,000   Allied Waste North America, 10.000%, 08/01/09 ..............       107,250
    200,000   Williams Comm. Group, Inc., .000%, 10/01/09* ...............             0
    500,000   Dex Media East LLC, 9.875%, 11/15/09 .......................       562,500
  1,000,000   Equinox Holdings, Inc., 9.000%, 12/15/09 ...................     1,052,500
    100,000   Alliance Atlantis Comm., 13.000%, 12/15/09 .................       112,000
  1,200,000   Charter Comm. Holdings LLC/Capital Corp., 10.250%, 01/15/10      1,017,000
    200,000   Coinmach Corp., 9.000%, 02/01/10 ...........................       213,000
    500,000   Northwest Pipeline Corp., 8.125%, 03/01/10 .................       552,500
    400,000   Polyone Corp., 10.625%, 05/15/10 ...........................       409,000
    500,000   Transmontaigne, Inc., 9.125%, 06/01/10 .....................       535,000
    200,000   Tech Olympic USA, Inc., 9.000%, 07/01/10 ...................       217,500
    500,000   BE Aerospace, 8.500%, 10/01/10 .............................       535,000

HIGH YIELD FUND
(CONTINUED)

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     INVESTMENT SECURITIES - 103.2% (CONTINUED)                        VALUE
----------------------------------------------------------------------------------------
              CORPORATE BONDS - 96.9% (CONTINUED)
$   180,000   Pemex Project FDG Master Trust, 9.125%, 10/13/10 ...........  $    220,500
  1,000,000   Broder Brothers Co., 144a, 11.250%, 10/15/10 ...............     1,000,000
  1,000,000   Paramount Resources Ltd., 7.875%, 11/01/10 .................     1,005,000
    175,000   Massey Energy Co., 6.625%, 11/15/10 ........................       178,063
    500,000   General Cable Corp., 9.500%, 11/15/10 ......................       550,000
  1,000,000   Cummins, Inc., 144a, 9.500%, 12/01/10 ......................     1,177,500
    500,000   RH Donnelley Financial Corp., 144a, 8.875%, 12/15/10 .......       562,500
    500,000   Exco Resources, Inc., 7.250%, 01/15/11 .....................       516,250
  1,000,000   Tembec Industries, Inc., 8.500%, 02/01/11 ..................     1,000,000
    850,000   Citgo Petroleum Corp., 11.375%, 02/01/11 ...................       992,375
  1,000,000   Houghton Mifflin Co., 8.250%, 02/01/11 .....................     1,028,750
    100,000   Stone Container Corp., 9.750%, 02/01/11 ....................       111,750
    500,000   WCI Communities, Inc., 10.625%, 02/15/11 ...................       565,000
    200,000   Briggs & Stratton Corp., 8.875%, 03/15/11 ..................       247,000
  1,000,000   Alpharma, Inc., 8.625%, 05/01/11 ...........................     1,050,000
    304,000   Canwest Media, Inc., 10.625%, 05/15/11 .....................       345,040
    250,000   CBD Media/CBD Finance, 8.625%, 06/01/11 ....................       274,375
    100,000   Meritage Corp., 9.750%, 06/01/11 ...........................       113,500
    100,000   Lone Star Technologies, 9.000%, 06/01/11 ...................       100,000
  1,000,000   Fresenius Medical Capital Trust IV, 7.875%, 06/15/11 .......     1,105,000
    900,000   Laidlaw Intl., Inc., 10.750%, 06/15/11 .....................     1,008,000
    800,000   Texas Industries, Inc., 10.250%, 06/15/11 ..................       912,000
    100,000   MacDermid, Inc., 9.125%, 07/15/11 ..........................       112,750
    100,000   Teekay Shipping Corp., 144a, 8.875%, 07/15/11 ..............       116,125
    100,000   Quebecor Media, Inc., 11.125%, 07/15/11 ....................       114,750
  1,000,000   Case New Holland, Inc., 9.250%, 08/01/11 ...................     1,130,000
    500,000   National Nephrology Assoc., 9.000%, 11/01/11 ...............       580,000
  1,250,000   Nalco Co., 7.750%, 11/15/11 ................................     1,306,250
  1,450,000   Ingles Market, Inc., 8.875%, 12/01/11 ......................     1,511,625
    750,000   Tenet Healthcare Corp., 6.375%, 12/01/11 ...................       648,750
  1,000,000   United Agriculture Products, 8.250%, 12/15/11 ..............     1,048,750
  1,000,000   Gray Television, Inc., 9.250%, 12/15/11 ....................     1,117,500
  1,000,000   Portola Packaging, Inc., 8.250%, 02/01/12 ..................       880,000
    500,000   Comm. & Pwr., Inc., 8.000%, 02/01/12 .......................       508,125
  1,060,000   Pathmark Stores, 8.750%, 02/01/12 ..........................     1,107,700
  1,000,000   Bluewater Finance Ltd., 10.250%, 02/15/12 ..................     1,040,000
    100,000   Circus & Eldorado/Silver Leg, 10.125%, 03/01/12 ............       101,750
  1,200,000   Consol Energy, Inc., 7.875%, 03/01/12 ......................     1,300,204
  1,200,000   Corus Entertainment, Inc., 8.750%, 03/01/12 ................     1,329,000
    500,000   Mail-Well I Corp., 9.625%, 03/15/12 ........................       550,000
     85,000   Evergreen Resources, Inc., 5.875%, 03/15/12 ................        85,850
    800,000   Tesoro Petroleum Corp., 9.625%, 04/01/12 ...................       892,000
  1,095,000   Rotech Healthcare, Inc., 9.500%, 04/01/12 ..................     1,177,125
    100,000   Alltrista Corp., 9.750%, 05/01/12 ..........................       111,000
  1,000,000   El Paso Corp., 7.875%, 06/15/12 ............................       895,000
  1,000,000   Ferrell Gas Partners LP, 8.750%, 06/15/12 ..................     1,110,000
    200,000   Transcontenental Gas Pipe Corp., 8.875%, 07/15/12 ..........       237,000
  1,000,000   Jefferson Smurfit Corp., 8.250%, 10/01/12 ..................     1,090,000
  1,000,000   Owens-Brockway, 8.750%, 11/15/12 ...........................     1,087,500

HIGH YIELD FUND
(CONTINUED)

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     INVESTMENT SECURITIES - 103.2% (CONTINUED)                        VALUE
----------------------------------------------------------------------------------------
              CORPORATE BONDS - 96.9% (CONTINUED)
$ 1,000,000   Constar Intl., 11.000%, 12/01/12 ...........................  $    855,000
    250,000   Stena AB, 9.625%, 12/01/12 .................................       283,750
  1,000,000   Alliant Energy Resources, 9.750%, 01/15/13 .................     1,343,356
  1,000,000   Premcor Refining Group, 9.500%, 02/01/13 ...................     1,165,000
    584,000   TRW Automotive, Inc., 11.000%, 02/15/13 ....................       697,880
    250,000   Susquehanna Media Co., 7.375%, 04/15/13 ....................       265,313
  1,000,000   Amkor Technologies, Inc., 7.750%, 05/15/13 .................     1,020,000
    400,000   AES Corp., 8.750%, 05/15/13 ................................       440,000
    500,000   Semco Energy, Inc., 7.750%, 05/15/13 .......................       532,500
    700,000   IPSCO, Inc., 8.750%, 06/01/13 ..............................       796,250
    500,000   Omnicare, Inc., 6.125%, 06/01/13 ...........................       521,250
  1,000,000   Offshore Logistic, 6.125%, 06/15/13 ........................       995,000
  1,100,000   Psychiatric Solutions, 10.625%, 06/15/13 ...................     1,256,750
  1,000,000   Petrobras Intl. Finance, 9.125%, 07/02/13 ..................     1,060,000
  1,000,000   Geo Group, Inc., 8.250%, 07/15/13 ..........................     1,055,000
    250,000   Reliant Resources, Inc., 9.500%, 07/15/13 ..................       275,625
    500,000   Electronic Data Systems, 6.000%, 08/01/13 ..................       485,078
  1,000,000   Cia Brasileira De Bebida, 8.750%, 09/15/13 .................     1,097,500
    500,000   Keystone Automotive, 9.750%, 11/01/13 ......................       547,500
    500,000   Stena AB, 7.500%, 11/01/13 .................................       522,500
    500,000   Neighborcare, Inc., 6.875%, 11/15/13 .......................       521,250
    500,000   Tyco Intl. Group, 6.000%, 11/15/13 .........................       527,214
  1,000,000   Overseas Shipholding Group, 8.750%, 12/01/13 ...............     1,136,250
    500,000   NRG Energy, Inc., 8.000%, 12/15/13 .........................       516,250
  1,000,000   Bombardier Recreational, 8.375%, 12/15/13 ..................     1,027,500
    400,000   Videotron Ltee, 6.875%, 01/15/14 ...........................       418,000
  1,800,000   K. Hovnanian Enterprises, 6.500%, 01/15/14 .................     1,840,500
    750,000   CSK Auto, Inc., 7.000%, 01/15/14 ...........................       753,750
    500,000   Primus Telecom Group, 8.000%, 01/15/14 .....................       477,500
    500,000   Trinity Industries LE, 6.500%, 03/15/14 ....................       500,000
    350,000   Standard Pacific Corp., 6.250%, 04/01/14 ...................       348,250
    250,000   Omega Healthcare Investors, 7.000%, 04/01/14 ...............       256,250
    250,000   U.S. Concrete, Inc., 8.375%, 04/01/14 ......................       255,000
    170,000   Airgas, Inc., 6.250%, 07/15/14 .............................       175,100
    400,000   AES Corp., 9.000%, 05/15/15 ................................       441,500
    250,000   Georgia-Pacific Corp., 7.700%, 06/15/15 ....................       273,750
  1,000,000   Chesapeake Energy Corp., 6.875%, 01/15/16 ..................     1,050,000
    500,000   Service Corp. Intl., 6.750%, 04/01/16 ......................       502,500
    850,000   Westar Energy, Inc., 7.650%, 04/15/23 ......................       878,688
  1,000,000   Broadwing, Inc., 7.250%, 06/15/23 ..........................       990,000
    180,000   Husky Oil Ltd., 8.900%, 08/15/28 ...........................       212,082
  1,000,000   Delta Airlines, 8.300%, 12/15/29 ...........................       575,000
    800,000   Ava Capital Trust III, 6.500%, 04/01/34 ....................       800,000
                                                                            ------------
              TOTAL CORPORATE BONDS ......................................  $ 87,177,074
                                                                            ------------

HIGH YIELD FUND
(CONTINUED)

========================================================================================
                                                                                MARKET
   SHARES     INVESTMENT SECURITIES - 103.2% (CONTINUED)                        VALUE
----------------------------------------------------------------------------------------
              INVESTMENT FUNDS - 3.8%
  3,409,365   BBH Securities Lending Fund                                   $  3,409,365
                                                                            ------------

              CASH EQUIVALENTS - 2.3%
  2,046,000   Merrill Lynch Premier Money Market - Institutional            $  2,046,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES - 103.2%
              (Amortized Cost $87,385,963)                                  $ 92,841,239

              LIABILITIES IN EXCESS OF OTHER ASSETS - 3.2%                    (2,864,963)
                                                                            ------------

              NET ASSETS - 100.0%                                           $ 89,976,276
                                                                            ============

* Non-income producing security.

See accompanying notes to portfolios of investments and notes to financial statements.

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     INVESTMENT SECURITIES - 68.5%                                     VALUE
----------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.0%
$ 3,325,000   FNMA, 6.850%, 04/05/04 .....................................  $  3,327,087
    250,000   FHLB, 6.750%, 04/05/04 .....................................       250,152
  1,360,465   Overseas Private Investment Corp., 1.090%, 04/07/04 ........     1,360,465
    450,000   FHLB, 3.750%, 04/15/04 .....................................       450,462
    139,000   FHLMC, 3.750%, 04/15/04 ....................................       139,143
  3,215,000   FHLB, 4.875%, 04/16/04 .....................................     3,219,937
    150,000   SLMA, 4.750%, 04/23/04 .....................................       150,330
    500,000   FHLB, 5.575%, 04/29/04 .....................................       501,704
    100,000   FFCB, 5.000%, 05/10/04 .....................................       100,370
  2,400,000   FHLB, 4.875%, 05/14/04 .....................................     2,410,731
    790,000   FHLB, 7.125%, 05/14/04 .....................................       795,606
  2,407,000   FNMA Discount Note, 05/15/04 ...............................     2,403,878
    650,000   FHLMC, 5.000%, 05/15/04 ....................................       653,079
    705,000   FNMA, 5.625%, 05/15/04 .....................................       708,787
    700,000   FHLB, 5.795%, 05/17/04 .....................................       704,039
    885,000   FHLMC, 3.250%, 05/20/04 ....................................       887,565
    500,000   FHLB, 3.550%, 05/28/04 .....................................       501,932
    150,000   FFCB, 5.100%, 06/07/04 .....................................       150,975
    360,000   FHLB, 3.375%, 06/15/04 .....................................       361,630
    100,000   FHLB, 7.310%, 06/16/04 .....................................       101,261
    160,000   FHLB, 6.450%, 06/17/04 .....................................       161,745
    250,000   FHLB, 6.025%, 06/17/04 .....................................       252,503
    500,000   FHLB, 6.495%, 06/17/04 .....................................       505,660
    250,000   FHLB, 6.355%, 06/21/04 .....................................       252,848
    100,000   FFCB, 3.150%, 06/21/04 .....................................       100,428
    125,000   FHLB, 7.360%, 07/01/04 .....................................       126,890
    150,000   FHLB, 6.000%, 07/07/04 .....................................       151,779
    415,000   FHLB, 6.370%, 07/13/04 .....................................       420,916
  1,057,000   FHLMC, 3.000%, 07/15/04 ....................................     1,062,570
  1,000,000   TVA, 4.750%, 07/15/04 ......................................     1,010,520
    500,000   FFCB, 5.000%, 07/16/04 .....................................       505,539
    130,000   FFCB, 6.310%, 07/23/04 .....................................       131,922
    125,000   FNMA, 6.570%, 07/26/04 .....................................       127,114
    100,000   FHLB Discount Note, 07/30/04 ...............................        99,600
    100,000   FFCB, 6.270%, 08/04/04 .....................................       101,722
    500,000   FHLB, 4.625%, 08/13/04 .....................................       506,463
    500,000   FHLB, 2.250%, 08/13/04 .....................................       501,867
  1,204,000   FNMA, 6.500%, 08/15/04 .....................................     1,227,422
    450,000   FFCB, 6.290%, 08/25/04 .....................................       459,054
    750,000   FHLB, 6.000%, 08/25/04 .....................................       764,606
    350,000   FHLB, 6.000%, 08/25/04 .....................................       356,660
    135,000   FHLB, 4.550%, 09/17/04 .....................................       137,069
    100,000   FHLB, 7.700%, 09/20/04 .....................................       102,960
    250,000   FHLB, 6.420%, 09/30/04 .....................................       256,261
    500,000   FHLMC, 4.020%, 10/01/04 ....................................       506,574
    500,000   FHLB, 4.010%, 10/18/04 .....................................       507,501
    100,000   FFCB, 6.100%, 11/04/04 .....................................       102,730

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 68.5% (CONTINUED)                         VALUE
----------------------------------------------------------------------------------------
$   655,000   FHLB, 6.250%, 11/15/04 .....................................  $    674,566
    450,000   FHLB, 3.375%, 11/15/04 .....................................       455,751
  2,407,000   FNMA Discount Note, 11/15/04 ...............................     2,390,355
    500,000   FHLB, 4.125%, 11/15/04 .....................................       509,239
    600,000   FHLB, 3.500%, 11/26/04 .....................................       607,882
    320,000   FHLMC, 8.000%, 01/26/05 ....................................       337,581
    100,000   FFCB, 7.250%, 02/09/05 .....................................       105,054
    280,000   FHLB, 1.400%, 04/01/05 .....................................       279,869
  1,000,000   FHLB, 1.350%, 04/29/05 .....................................     1,000,000
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...................  $ 35,980,353
                                                                            ------------

              VARIABLE RATE DEMAND NOTES - 8.5%
$   600,000   Milipitas, CA, MFH (Crossing at Montague),
                1.10%, 04/01/04, Guarantor: FNMA .........................  $    600,000
  1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer Park Apts.),
                1.12%, 04/01/04, Guarantor: FNMA .........................     1,650,000
    335,000   California Fin. Auth. MFH Rev. (Amber), 1.17%,
                04/01/04, Guarantor: FNMA ................................       335,000
    265,000   California Statewide Cmty. Dev. Auth. MFH Rev.
                (Aegis of Aptos), 1.17%, 04/01/04, Guarantor: FNMA .......       265,000
    400,000   California Statewide Cmty. Dev. Auth. MFH Rev. (Agave),
                1.17%, 04/01/04, Guarantor: FNMA .........................       400,000
  1,350,000   Florida Hsg. Fin. Corp. Rev. (Tuscany),
                1.24%, 04/01/04, Guarantor: FNMA .........................     1,350,000
    500,000   Clay Co., FL, Hsg. Fin. Auth. MFH Rev. (Bluff House Apts.),
                1.17%, 04/07/04, Guarantor: FHLMC ........................       500,000
                                                                            ------------
              TOTAL VARIABLE RATE DEMAND NOTES ...........................  $  5,100,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES - 68.5% ........................  $ 41,080,353
                                                                            ------------

========================================================================================
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 32.7%                                     VALUE
----------------------------------------------------------------------------------------
$ 9,626,000   Morgan Stanley Dean Witter, Inc., 1.04%, dated 03/31/04
                due 04/01/04, repurchase proceeds $9,626,278
                (Collateralized by $5,180,000 FNMA 6.25%, due 05/15/29,
                fair value $5,950,000 and $3,560,000 FNMA 5.25%, due
                06/15/06, fair value $3,870,278) .........................  $  9,626,000
 10,000,000   Nesbitt Burns Securities, Inc., 1.04%, dated 03/31/04 due
                04/01/04, repurchase proceeds $10,000,289 (Collateralized
                by $9,410,000 FNMA 7.00%, due 07/15/05, fair value
                $10,348,000) .............................................    10,000,000
                                                                            ------------
              TOTAL REPURCHASE AGREEMENTS ................................  $ 19,626,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS - 101.2%
                (Amortized Cost $60,706,353) .............................  $ 60,706,353

              LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%) .............      (721,459)
                                                                            ------------

              NET ASSETS - 100.0% ........................................  $ 59,984,894
                                                                            ============

See accompanying notes to portfolios of investments and notes to financial statements.

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

========================================================================================
  PRINCIPAL                                                                     MARKET
   AMOUNT     INVESTMENT SECURITIES - 100.0%                                    VALUE
----------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.0%
$   615,000   FHLMC, 2.125%, 11/15/05 ....................................  $    620,581
  2,000,000   FNMA, 5.250%, 06/15/06 .....................................     2,145,902
    915,000   FHLB, 2.625%, 02/16/07 .....................................       922,008
    500,000   FNMA, 7.125%, 03/15/07 .....................................       569,359
    380,000   FHLMC, 3.875%, 01/12/09 ....................................       386,979
  1,250,000   FNMA, 5.250%, 01/15/09 .....................................     1,373,141
    500,000   FHLMC, 4.500%, 07/15/13 ....................................       511,716
                                                                            ------------
$ 6,160,000   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...................  $  6,529,686
                                                                            ------------

              U.S. TREASURY OBLIGATIONS - 16.8%
$   945,000   U.S. Treasury Note, 1.250%, 05/31/05 .......................  $    945,591
    500,000   U.S. Treasury Note, 2.000%, 08/31/05 .......................       504,961
  1,000,000   U.S. Treasury Note, 4.375%, 05/15/07 .......................     1,069,688
    750,000   U.S. Treasury Bond, 12.000%, 08/15/13 ......................     1,040,244
    500,000   U.S. Treasury Bond, 11.250%, 02/15/15 ......................       822,031
                                                                            ------------
              TOTAL U.S. TREASURY OBLIGATIONS ............................  $  4,382,515
                                                                            ------------

              MORTGAGE-BACKED SECURITIES - 55.2%
$   646,170   FNMA, 6.500%, 06/01/16 .....................................  $    688,036
    115,719   FNMA, 6.000%, 11/01/17 .....................................       121,967
    505,900   FNMA, 5.500%, 01/01/18 .....................................       527,599
    782,418   FNMA, 5.000%, 03/01/18 .....................................       805,124
  2,489,988   FNMA, 5.000%, 12/01/18 .....................................     2,562,248
    105,214   GNMA, 4.750%, 09/20/24 .....................................       107,854
    291,172   FNMA, 7.000%, 09/01/27 .....................................       312,113
    131,516   FNMA, 8.000%, 07/16/31 .....................................       142,370
    644,789   FHLMC, 6.500%, 08/01/32 ....................................       677,618
  1,287,899   FHLMC, 6.500%, 09/01/32 ....................................     1,353,470
  1,037,065   FNMA, 6.000%, 04/01/33 .....................................     1,083,696
     42,044   FNMA, 6.000%, 06/01/33 .....................................        44,094
    243,372   FNMA, 6.000%, 06/01/33 .....................................       253,403
  2,854,956   FNMA, 5.500%, 07/01/33 .....................................     2,926,766
    255,671   FNMA, 6.000%, 07/01/33 .....................................       266,209
    287,990   FNMA, 5.000%, 10/01/33 .....................................       289,547
    417,053   FNMA, 5.000%, 10/01/33 .....................................       419,309
    989,122   FNMA, 5.500%, 11/01/33 .....................................     1,014,002
    288,520   FNMA, 5.000%, 11/01/33 .....................................       290,080
    478,729   FNMA, 6.000%, 12/01/33 .....................................       498,461
                                                                            ------------
              TOTAL MORTGAGE-BACKED SECURITIES ...........................  $ 14,383,966
                                                                            ------------

INTERMEDIATE TERM U.S. GOVERNMENT BOND FUND
(CONTINUED)

========================================================================================
                                                                                MARKET
   SHARES     CASH EQUIVALENTS - 3.0%                                           VALUE
----------------------------------------------------------------------------------------
    776,000   Merrill Lynch Government Money Market Fund .................  $    776,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES - 100.0%
              (Amortized Cost $25,497,800) ...............................  $ 26,072,167

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% ...............         5,882
                                                                            ------------

              NET ASSETS - 100.0% ........................................  $ 26,078,049
                                                                            ============

See accompanying notes to portfolios of investments and notes to financial statements.

MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6%                                    VALUE
----------------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 63.5%
$   380,000   Erie Co., PA, Hosp. Auth. Rev. (Forestview Health Care Ctr.),
                1.340%, 04/01/04 .........................................  $    380,000
    375,000   Buckeye Corrugated, Inc., 1.210%,  04/01/04 ................       375,000
    100,000   Washington St., Hsg. Fin. Cmnty. Nonprofit Hsg. Rev., 1.340%,
                04/01/04 .................................................       100,000
    325,000   Jefferson Co., KY, Student Hsg. (ULH, Inc.), 2.500%, 04/01/04      325,000
    605,000   Orange Co., FL, IDA Rev. (Christian Prison Ministry), 2.090%,
                04/01/04 .................................................       605,000
    425,000   Monroe Co., NY, IDR (Rochester Inst.), 2.700%, 04/01/04 ....       425,000
    480,000   Diamond Dev. Group, Inc., 1.340%, 04/01/04 .................       480,000
  5,385,000   Shehata Said & Shehata, 1.240%, 04/01/04 ...................     5,385,000
    190,000   Denver LLC, 1.540%, 04/01/04 ...............................       190,000
    565,000   Vista Funding Corp. 1996C, 1.310%, 04/01/04 ................       565,000
  1,660,000   Mailender-Abel, 1.240%, 04/01/04 ...........................     1,660,000
    100,000   Suffolk Co., NY, IDR Civic Fac., 1.240%, 04/01/04 ..........       100,000
    375,000   Berks Cardiologists, 1.290%, 04/01/04 ......................       375,000
    550,000   Miami River Stone Company, 1.340%, 04/01/04 ................       550,000
    715,000   Brundidge, AL, Combined Utilities Rev., 2.500%, 04/01/04 ...       715,000
    735,000   Carmel, IN, IDR (Telemon Corp. Proj.), 1.290%, 04/01/04 ....       735,000
    270,000   Columbia Ridge Orchards LLC, Ser. 1998, 1.130%, 04/01/04 ...       270,000
  1,345,000   Century Motors Acura (Elizabeth Connelley Trust), 1.240%,
                04/01/04 .................................................     1,345,000
  1,065,000   Century Motors VW (Elizabeth Connelley Trust), 1.240%,
                04/01/04 .................................................     1,065,000
  1,540,000   Oklahoma Co., OK, Fin. Auth. IDR (Factory Direct), 1.340%,
                04/01/04 .................................................     1,540,000
    665,000   MU LLC, Taxable Notes, 1.290%, 04/01/04 ....................       665,000
  1,525,000   Hyde Park United Methodist Church, 1.240%, 04/01/04 ........     1,525,000
    800,000   Assk Properties LC, 1.250%, 04/01/04 .......................       800,000
  1,630,000   Ducky Properties LLC, 1.279%, 04/01/04 .....................     1,630,000
  1,200,000   Pueblo, CO, Hsg. Auth. Pur. Rev., 1.250%, 04/01/04 .........     1,200,000
  3,560,000   Matandy Steel & Metal Products, 1.240%, 04/01/04 ...........     3,560,000
  1,485,000   Paks Partners, 1.240%, 04/01/04 ............................     1,485,000
  5,375,000   Springfield, MO, Redev. Auth. Rev. (Univ. Plaza Hotel),
                1.290%, 04/01/04 .........................................     5,375,000
    630,000   Eden Prairie, MN, IDR (SWB LLC Proj.), 1.580%, 04/01/04 ....       630,000
    400,000   Terre Haute, IN, Intl. Airport Auth. Rev. (Tri Aerospace),
                1.550%, 04/01/04 .........................................       400,000
  8,140,000   Amerifreeze Partners I, 1.240%, 04/01/04 ...................     8,140,000
  1,000,000   Vista Funding, 1.190%, 04/01/04 ............................     1,000,000
    560,000   American Watchmakers Institute, 1.290%, 04/01/04 ...........       560,000
  3,035,000   Miarko, Inc., 1.240%, 04/01/04 .............................     3,035,000
    885,000   Tahoe LLC, 1.279%, 04/01/04 ................................       885,000
  3,550,000   Louisiana, Loc. Govt. Environmental Fac.
                (Bioset Shreveport), 1.310%, 04/01/04 ....................     3,550,000
    565,000   Zecc Investments LLP, 1.290%, 04/01/04 .....................       565,000
    435,000   Colorado, HFA EDR (Super Vacuum), 1.240%, 04/01/04 .........       435,000
  3,950,000   Trinity Baptist Church, 1.290%, 04/01/04 ...................     3,950,000
    610,000   St. Charles Co., MO, IDA Rev. (Austin Company Proj.), 1.290%,
                04/01/04 .................................................       610,000
  3,040,000   Cunat Brothers, Inc., 1.290%, 04/01/04 .....................     3,040,000
  3,825,000   Beckett Ridge Golf Club, 1.250%, 04/01/04 ..................     3,825,000
  4,030,000   Med. Realty Group, 1.250%, 04/01/04 ........................     4,030,000
  2,800,000   Pebble Creek Golf. LLC, 1.240%, 04/01/04 ...................     2,800,000
     85,000   California, Infratsructure & Econ. Dev. Bk., 1.190%, 04/01/04       85,000

MONEY MARKET FUND
(CONTINUED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                        VALUE
----------------------------------------------------------------------------------------
              VARIABLE RATE DEMAND NOTES - 63.5% (CONTINUED)
$ 1,485,000   Westwood Baptist Church, 1.240%, 04/01/04 ..................  $  1,485,000
    110,000   Colorado, HFA EDR, 1.320%, 04/01/04 ........................       110,000
    560,000   Montgomery Co., NY, IDA Rev. (CNB Fin. Corp.), 1.250%,
                04/01/04 .................................................       560,000
    100,000   Riverside Co., CA, IDA IDR (Advance Business), 1.210%,
                04/01/04 .................................................       100,000
     80,000   Ontario, CA, Rev. (Mission Oaks), 1.330%, 04/01/04 .........        80,000
    500,000   Englewood, OH, EDR (Young Mens), 1.200%, 04/01/04 ..........       500,000
    495,000   California, Statewide Cmntys. Dev. Auth. Rev. (Oakmont of
                Stockton LLC), 1.220%, 04/01/04 ..........................       495,000
    885,000   Ontario, CA, Redev. Agcy. Hsg. (Vineyard Village), 1.330%,
                04/01/04 .................................................       885,000
    358,000   Greencastle, IN, EDR (Round Barn), 1.240%, 04/01/04 ........       358,000
  2,850,000   Baldwin Bone & Joint Med. Ctr. LLC, 1.510%, 04/01/04 .......     2,850,000
    420,000   Cunat Capital Corp., 1.180%, 04/01/04 ......................       420,000
    410,000   Macatawa Capital, 1.260%, 04/01/04 .........................       410,000
    620,000   West Covina, CA, PFA Tax Allocation Rev., 1.240%, 04/01/04         620,000
  1,150,000   Manatee Co., FL, MFH Fin. Auth. Rev. (La Miranda), 1.484%,
                04/01/04 .................................................     1,150,000
    400,000   California, Statewide Cmntys. Dev. Auth. Rev. (Canyon Hsg.),
                1.170%, 04/01/04 .........................................       400,000
  2,615,000   Louisiana, Hsg. Fin. Agcy. Rev. MFH, 1.290%, 04/01/04 ......     2,615,000
    730,000   Schenectady, NY, IDR (JMR Dev. Company), 1.220%, 04/04/04 ..       730,000
    150,000   New Jersey, EDA EDR, 1.290%, 04/05/04 ......................       150,000
  3,250,000   2880 Stevens Creek LLC, 1.170%, 04/07/04 ...................     3,250,000
    460,000   Orange Co., FL, HFA MFH Rev. (Mystic Cove Apts.), 1.090%,
                04/07/04 .................................................       460,000
    400,000   Alachua Co., FL, HFA MFH Rev. (Brookside Apts.), 1.170%,
                04/07/04 .................................................       400,000
    105,000   Illinois, IDR Fin. Auth. (Processing Tech.), 1.200%, 04/07/04      105,000
    330,000   Richmond, TX, Higher Educ. Fin. (Bayou-Houston Proj.),
                1.260%, 04/07/04 .........................................       330,000
    620,000   California, Pollution Ctl. Fin. Auth., 1.690%, 04/07/04 ....       620,000
     40,000   Milwaukee, WI, Redev. Auth. (Palermo Villa Proj.), 1.200%,
                04/07/04 .................................................        40,000
     85,000   Rhode Island St. IDR (Gardener Specialty), 1.200%, 04/07/04         85,000
    210,000   River Falls, WI, IDR (M&O Property Proj.), 1.200%, 04/07/04        210,000
    265,000   Gorham, ME, Rev. Oblig. Secs. (Montalvo Properties), 1.200%,
                04/07/04 .................................................       265,000
  2,000,000   Fox Valley Ice Arena LLC, 1.270%, 04/07/04 .................     2,000,000
    410,000   Florida, Hsg. Fin. Corp. Rev. (Valencia), 1.170%, 04/07/04         410,000
  9,000,000   Catholic Health Initiatives, 1.270%, 04/07/04 ..............     9,000,000
  7,350,000   Cuyahoga Co., OH, EDR (Gateway Arena Proj.), Ser. B, 1.210%,
                04/07/04 .................................................     7,350,000
    830,000   Lee Co., FL, Hsg. Fin. Auth. MFH Rev. (Cape Coral Apts.),
                1.281%, 04/0704 ..........................................       830,000
  1,150,000   Greenville, SC, Mem. Aud. Dist. Pub. Fac. Corp. COP
                (Bi-Lo Ctr. Proj.), 1.170%, 04/07/04 .....................     1,150,000
  2,580,000   Massachusetts St., DFA Solid Waste Disposal (Newark Group
                Proj.), 1.200%, 04/07/04 .................................     2,580,000
  1,000,000   Berks Co., PA, IDA Rev., 1.210%, 04/07/04 ..................     1,000,000
  6,000,000   Indiana St.,  DFA EDR (Qualitech), 1.170%, 04/07/04 ........     6,000,000
                                                                            ------------
              TOTAL VARIABLE RATE DEMAND NOTES ...........................  $120,968,000
                                                                            ------------

              CORPORATE BONDS - 8.5%
$ 1,100,000   Community Christian Schools, Inc., 1.190%, 04/08/04 ........  $  1,100,000
    122,000   Chase Manhattan Corp., 5.750%, 04/15/04 ....................       122,191
    175,000   Wells Fargo Company, 5.450%, 05/03/04 ......................       175,626
    213,000   Wal-Mart Stores, 7.500%, 05/15/04 ..........................       214,551
    500,000   Southtrust Corp., 8.625%, 05/15/04 .........................       504,269

MONEY MARKET FUND
(CONTINUED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                        VALUE
----------------------------------------------------------------------------------------
              CORPORATE BONDS - 8.5% (CONTINUED)
$ 1,000,000   Paine Webber Group, Inc., 6.375%, 05/15/04 .................  $  1,006,267
    250,000   AmSouth Bancorp, 7.750%, 05/15/04 ..........................       251,806
    375,000   Associates Corp., 5.960%, 05/15/04 .........................       375,000
  1,247,000   FPL Group Capital, Inc., 6.875%, 06/01/04 ..................     1,258,474
    100,000   Bellsouth Telecomm., 6.375%, 06/15/04 ......................       101,014
    236,000   Bank of America Corp., 7.625%, 06/15/04 ....................       238,956
    120,000   Wachovia Corp., 6.625%, 06/15/04 ...........................       121,265
    875,000   Fleet Boston Fin. Corp., 8.125%, 07/01/04 ..................       889,775
    155,000   Bank of America Corp., 6.125%, 07/15/04 ....................       157,137
    200,000   Wells Fargo Company, 6.625%, 07/15/04 ......................       203,034
  1,017,000   National Rural Utilities, 5.250%, 07/15/04 .................     1,027,914
    100,000   Coca-Cola Company, 6.625%, 08/01/04 ........................       101,728
    625,000   Catepillar Fin. Service Corp., 6.875%, 08/01/04 ............       636,360
    101,000   Merrill Lynch & Company, 6.550%, 08/01/04 ..................       102,585
    132,000   Wal-Mart Stores, 6.550%, 08/10/04 ..........................       134,350
  1,390,000   Alabama Pwr. Company, 7.125%, 08/15/04 .....................     1,419,574
    310,000   Bank One Corp., 7.250%, 08/15/04 ...........................       316,605
    100,000   Gulf Pwr. Company, 7.050%, 08/15/04 ........................       102,125
    158,000   Bank of America Corp., 7.750%, 08/15/04 ....................       161,633
    236,000   Alabama Pwr. Company, 4.875%, 09/01/04 .....................       239,404
    209,000   JP Morgan & Company, 7.625%, 09/15/04 ......................       214,720
    420,000   Bear Stearns Company, 6.625%, 10/01/04 .....................       430,683
    113,000   Citigroup Global Markets, 6.375%, 10/01/04 .................       115,840
    500,000   Du Pont De Nemours, 6.750%, 10/15/04 .......................       514,908
  1,325,000   National Rural Utilities, 6.375%, 10/15/04 .................     1,360,790
    173,000   Bear Stearns Company, 7.330%, 10/28/04 .....................       178,661
    105,000   Wachovia Corp., 6.950%, 11/01/04 ...........................       108,490
    280,000   Bank of New York Company, Inc., 8.500%, 12/15/04 ...........       293,229
    175,000   General Electric Capital Corp., 7.250%, 02/01/05 ...........       183,629
    520,000   Bear Stearns Co., Inc., 7.625%, 02/01/05 ...................       547,158
    675,000   Fleet National Bank, 8.625%, 02/15/05 ......................       716,870
    190,000   Bank of America Corp., 6.875%, 02/15/05 ....................       199,143
    290,000   Bank of America Corp., 7.625%, 04/15/05 ....................       308,778
                                                                            ------------
              TOTAL CORPORATE BONDS ......................................  $ 16,134,542
                                                                            ------------

              TAXABLE MUNICIPAL BONDS - 26.3%
$ 2,865,000   American Muni. Pwr. OH, Inc. (Gorsuch), 2.000%, 04/01/04 ...  $  2,865,000
    500,000   Philadelphia, PA, Auth. for Indl. Dev. Pension Funding,
                5.490%, 04/15/04 .........................................       500,770
    464,000   Deerfield Twp., OH, BANS, 2.150%, 05/13/04 .................       464,237
  1,000,000   Farmington, NM, Utilities Sys. Rev., 3.000%, 05/15/04 ......     1,001,834
    500,000   Illinois St., Metro. Pier & Exposition Auth., 6.500%,
                06/01/04 .................................................       504,461
  1,750,000   Nineveh-Hensley-Jackson, IN, Utd. Sch. Corp. BANS, 2.250%,
                06/15/04 .................................................     1,751,785
  5,400,000   Mount Vernon, IN, Metro. Sch. Dist., 2.250%, 06/15/04 ......     5,405,479
  6,550,000   Michigan City, IN, Area Schs. BANS, 1.750%, 06/30/04 .......     6,550,000
    925,000   Los Angeles Co., CA, Pension Oblig., 8.490%, 06/30/04 ......       941,120
  1,155,000   California MSR Public Pwr. Agcy. Rev. (San Juan Proj.),
                2.000%, 07/01/04 .........................................     1,156,409
    750,000   St. Louis, MO, Airport Rev., 2.000%, 07/01/04 ..............       751,211
  3,500,000   Madison, WI, 1.450%, 07/01/04 ..............................     3,500,000
  1,482,000   Darke Co., OH, Real Estate BANS, 1.810%, 07/14/04 ..........     1,483,498

MONEY MARKET FUND
(CONTINUED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 103.6% (CONTINUED)                        VALUE
----------------------------------------------------------------------------------------
              TAXABLE MUNICIPAL BONDS - 26.3% (CONTINUED)
$   220,000   Richmond, CA, LTGO Pension, 6.920%, 08/01/04 ...............  $    223,856
    470,000   Lynwood, CA, Pub. Fin. Auth. Lease Rev., 1.650%, 09/01/04 ..       470,061
  1,500,000   New York St., Hsg. Fin. Agcy. Service Contract Oblig. Rev.,
                7.360%, 09/15/04 .........................................     1,540,402
  1,000,000   Lebanon, OH, BANS, 1.850%, 09/22/04 ........................     1,001,407
  1,000,000   Hamilton, WI, Sch. Dist., 1.350%, 10/27/04 .................     1,000,000
    620,000   Cincinnati, OH, EDR (Convergys Corp. Proj.), 1.570%,
                11/01/04 .................................................       620,000
    300,000   Illinois St., Rhodes Sch. Dist. No. 84 & One Half, 3.000%,
                12/01/04 .................................................       302,702
  8,000,000   Ohio St., Reg. Income Tax Agcy. COP (Computer Software
                Proj.), 2.380%, 01/28/05 .................................     8,000,000
  7,300,000   Indiana Bond Bank Rev., 2.000%, 02/01/05 ...................     7,343,072
    850,000   Chardon, OH, BANS Redev., 1.800%, 02/17/05 .................       850,000
  1,230,000   American Muni. Pwr. OH, Inc. (Gorsuch), 1.650%, 04/01/05 ...     1,230,000
    630,000   Highland Co., OH, BANS, 2.600%, 04/07/05 ...................       635,261
                                                                            ------------
              TOTAL TAXABLE MUNICIPAL BONDS ..............................  $ 50,092,565
                                                                            ------------

              ADJUSTABLE RATE PUT BONDS - 5.3%
$10,000,000   Eel River Investment Company, 1.750%, 04/01/04 .............  $ 10,000,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES - 103.6% .......................  $197,195,107
                                                                            ============

========================================================================================
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 1.6%                                      VALUE
----------------------------------------------------------------------------------------
$ 2,960,000   Morgan Stanley Dean Witter, Inc., 1.04%, dated 03/31/04 due
                04/01/04, repurchase proceeds $2,960,086 (Collateralized by
                U.S. Treasury Note due 09/02/04, fair value $3,027,000)...  $  2,960,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS - 105.2%
              (Amortized Cost $200,155,107) ..............................  $200,155,107

              LIABILITIES IN EXCESS OF OTHER ASSETS - (5.2%) .............    (9,845,495)
                                                                            ------------

              NET ASSETS - 100.0% ........................................  $190,309,612
                                                                            ============

See accompanying notes to portfolios of investments and notes to financial statements.

U.S. GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 77.6% (CONTINUED)                         VALUE
----------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.5%
$ 3,125,000   FNMA, 6.850%, 04/05/04 ....................................   $  3,126,972
  3,627,907   Overseas Private Investment Corp., 1.090%, 04/07/04 ........     3,627,907
    250,000   FHLB, 5.605%, 04/08/04 .....................................       250,206
    200,000   FFCB, 5.560%, 04/08/04 .....................................       200,168
    393,000   FHLMC, 3.750%, 04/15/04 ....................................       393,387
    300,000   FNMA, 3.625%, 04/15/04 .....................................       300,285
  1,555,000   FHLB, 3.750%, 04/15/04 .....................................     1,556,538
  1,800,000   FHLB, 4.875%, 04/16/04 .....................................     1,802,754
    120,000   FHLB, 5.440%, 04/19/04 .....................................       120,260
    150,000   FHLB Discount Note, 04/21/04 ...............................       149,900
    500,000   FHLB, 5.250%, 04/22/04 .....................................       501,203
    100,000   SLMA, 4.750%, 04/23/04 .....................................       100,214
    175,000   FHLB, 5.505%, 04/26/04 .....................................       175,520
  1,000,000   FFCB, 5.100%, 04/26/04 .....................................     1,002,732
    600,000   FHLB, 2.000%, 04/29/04 .....................................       600,371
    115,000   FHLB, 1.250%, 05/05/04 .....................................       114,988
    230,000   FHLB, 5.330%, 05/05/04 .....................................       230,882
  2,000,000   FHLB, 4.875%, 05/14/04 .....................................     2,008,963
    500,000   FHLB, 7.125%, 05/14/04 .....................................       503,550
  1,850,000   FHLMC, 5.000%, 05/15/04 ....................................     1,858,616
  2,407,000   FNMA Discount Note, 05/15/04 ...............................     2,403,878
  1,565,000   FNMA, 5.625%, 05/15/04 .....................................     1,573,354
    100,000   FNMA, 6.000%, 05/17/04 .....................................       100,609
    115,000   FHLMC, 3.125%, 05/20/04 ....................................       115,300
    990,000   FHLMC, 3.250%, 05/20/04 ....................................       992,892
    300,000   FHLB, 3.225%, 05/28/04 .....................................       300,916
    175,000   FFCB, 5.930%, 05/28/04 .....................................       176,345
  1,000,000   FHLMC, 6.715%, 05/28/04 ....................................     1,008,844
    100,000   FHLB, 7.000%, 06/09/04 .....................................       101,080
    390,000   FHLB, 3.375%, 06/15/04 .....................................       391,818
    200,000   FNMA, 3.000%, 06/15/04 .....................................       200,730
    250,000   FNMA, 6.480%, 06/28/04 .....................................       253,156
    225,000   FHLB, 7.360%, 07/01/04 .....................................       228,445
    410,000   FNMA, 7.400%, 07/01/04 .....................................       416,429
    500,000   FHLB, 6.000%, 07/07/04 .....................................       506,371
  1,000,000   TVA, 4.750%, 07/15/04 ......................................     1,010,520
    504,000   FHLMC, 3.000%, 07/15/04 ....................................       506,612
    600,000   FHLMC, 6.250%, 07/15/04 ....................................       608,627
    250,000   FFCB, 5.000%, 07/16/04 .....................................       252,783
    100,000   FHLB, 7.380%, 08/05/04 .....................................       102,117
    850,000   FHLB, 2.250%, 08/13/04 .....................................       853,000
  1,395,000   FHLB, 4.625%, 08/13/04 .....................................     1,412,965
  2,126,000   FNMA, 6.500%, 08/15/04 .....................................     2,167,549
    500,000   FHLB, 6.000%, 08/25/04 .....................................       509,408
    500,000   FHLB, 6.000%, 09/08/04 .....................................       510,615
    500,000   FHLMC, 4.230%, 10/09/04 ....................................       507,123
    500,000   FHLB, 4.010%, 10/18/04 .....................................       507,501

U.S. GOVERNMENT MONEY MARKET FUND
(CONTINUED)

========================================================================================
  PRINCIPAL
   AMOUNT     INVESTMENT SECURITIES - 77.6% (CONTINUED)                         VALUE
----------------------------------------------------------------------------------------
$   100,000   FNMA, 6.310%, 11/01/04 .....................................  $    102,761
  2,407,000   FNMA Discount Note, 11/15/04 ...............................     2,390,355
  1,000,000   FHLB, 2.000%, 11/15/04 .....................................     1,005,314
    100,000   FHLMC, 3.250%, 11/15/04 ....................................       101,072
    250,000   FHLB, 4.000%, 02/14/05 .....................................       255,859
    100,000   FHLB, 4.375%, 04/11/05 .....................................       103,123
  1,000,000   FHLB, 1.350%, 04/29/05 .....................................     1,000,000
                                                                            ------------
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS ...................  $ 41,302,887
                                                                            ------------

              VARIABLE RATE DEMAND NOTES - 11.1%
$ 1,650,000   Sacramento Co., CA, Hsg. Auth. MFH Rev. (Deer Park Apts.),
                1.12% 04/01/04, Guarantor: FNMA ..........................  $  1,650,000
  1,350,000   Florida Hsg. Fin. Corp. Rev. (Tuscany), 1.24% 04/01/04,
                Guarantor: FNMA ..........................................     1,350,000
  3,900,000   Simi Valley, CA, Hsg. MFH Rev. (Parker Ranch), 1.12%
                04/01/04, Guarantor: FNMA ................................     3,900,000
                                                                            ------------
              TOTAL VARIABLE RATE DEMAND NOTES ...........................  $  6,900,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES - 77.6% ........................  $ 48,202,887
                                                                            ============

========================================================================================
    FACE
   AMOUNT     REPURCHASE AGREEMENTS - 21.6%                                     VALUE
----------------------------------------------------------------------------------------
$ 7,444,000   Morgan Stanley Dean Witter, Inc., 1.04%, dated 03/31/04 due
                04/01/04, repurchase proceeds $7,444,215 (Collateralized
                by $7,610,000 U.S. Treasury Note, 05/27/04, fair value
                $7,599,000)                                                 $  7,444,000
  6,000,000   Nesbitt Burns Securities, Inc., 1.04%, dated 03/31/04 due
                04/01/04, repurchase proceeds $6,000,173 (Collateralized
                by $6,140,000 FNMA Discount Note due 05/07/04, fair value
                $6,131,000)                                                    6,000,000
                                                                            ------------
              TOTAL REPURCHASE AGREEMENTS                                   $ 13,444,000
                                                                            ------------

              TOTAL INVESTMENT SECURITIES AND REPURCHASE AGREEMENTS - 99.2%
              (Amortized Cost $61,646,887)                                  $ 61,646,887

              OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                       469,294
                                                                            ------------

              NET ASSETS - 100.0%                                           $ 62,116,181
                                                                            ============

See accompanying notes to portfolios of investments and notes to financial statements.

NOTES TO PORTFOLIOS OF INVESTMENTS
MARCH 31, 2004 (UNAUDITED)
================================================================================

REPURCHASE AGREEMENTS

Repurchase agreements are fully collateralized by U.S. Government obligations.

VARIABLE RATE DEMAND NOTES

A variable rate demand note is a security payable on demand at par whose terms provide for the periodic readjustment of its interest rate on set dates and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates shown represent the effective rates as of the report date. The dates shown represent the scheduled maturity dates.

ADJUSTABLE RATE PUT BONDS

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

PORTFOLIO ABBREVIATIONS:

BANS - Bond Anticipation Notes
COP - Certificates of Participation
DFA - Development Finance Authority
EDA - Economic Development Authority
EDR - Economic Development Revenue
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
HFA - Housing Finance Authority
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PFA - Public Finance Authority
SLMA - Student Loan Marketing Association
TVA - Tennessee Valley Authority
144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers

TOUCHSTONE INVESTMENTS


DISTRIBUTOR

Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstoneinvestments.com


INVESTMENT ADVISOR

Touchstone Advisors, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4094


TRANSFER AGENT

Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


SHAREHOLDER SERVICE

800.543.0407


A Member of Western & Southern Financial Group(R)

--------------------------------------------------------------------------------

Touchstone Securities, Inc.
221 East Fourth Street
Cincinnati, Ohio 45202-4133


[TOUCHSTONE INVESTMENTS LOGO]

                                                                    TSF-264-0404

ITEM 2. CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to its Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b) Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Investment Trust

By (Signature and Title)


/s/ Jill T. McGruder
-----------------------------------
Jill T. McGruder
President

Date: June 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Jill T. McGruder
-----------------------------------
Jill T. McGruder
President

Date:  June 4, 2004


/s/ Terrie A. Wiedenheft
-----------------------------------
Terrie A. Wiedenheft
Controller & Treasurer

Date:  June 4, 2004